FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA U

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

Separate Account VA U

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA U

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA U indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA U as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares	TA BlackRock Global Real Estate Securities Service Class
Fidelity® VIP Index 500 Service Class 2	TA BlackRock Government Money Market Service Class
Franklin Allocation Class 4 Shares	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
ProFund Access VP High Yield	TA BlackRock iShares Active Asset Allocation - Moderate Service Class
ProFund VP Asia 30	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
ProFund VP Basic Materials	TA BlackRock iShares Dynamic Allocation - Balanced Service Class
ProFund VP Bull	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
ProFund VP Consumer Services	TA BlackRock iShares Edge 40 Service Class
ProFund VP Emerging Markets	TA BlackRock Tactical Allocation Service Class
ProFund VP Europe 30	TA International Focus Service Class
ProFund VP Falling U.S. Dollar	TA Janus Balanced Service Class
ProFund VP Financials	TA Janus Mid-Cap Growth Service Class
ProFund VP Government Money Market	TA JPMorgan Asset Allocation - Conservative Service Class
ProFund VP International	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP Japan	TA JPMorgan Asset Allocation - Moderate Service Class
ProFund VP Mid-Cap	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP NASDAQ-100	TA JPMorgan Core Bond Service Class
ProFund VP Oil & Gas	TA JPMorgan Enhanced Index Service Class
ProFund VP Pharmaceuticals	TA JPMorgan International Moderate Growth Service Class
ProFund VP Precious Metals	TA JPMorgan Tactical Allocation Service Class
ProFund VP Short Emerging Markets	TA Managed Risk - Balanced ETF Service Class
ProFund VP Short International	TA Managed Risk - Conservative ETF Service Class
ProFund VP Short NASDAQ-100	TA Managed Risk - Growth ETF Service Class
ProFund VP Short Small-Cap	TA Market Participation Strategy Service Class
ProFund VP Small-Cap	TA Morgan Stanley Capital Growth Service Class
ProFund VP Small-Cap Value	TA Multi-Managed Balanced Service Class
ProFund VP Telecommunications	TA PIMCO Tactical - Balanced Service Class
ProFund VP U.S. Government Plus	TA PIMCO Tactical - Conservative Service Class
ProFund VP UltraSmall-Cap	TA PIMCO Tactical - Growth Service Class
ProFund VP Utilities	TA PIMCO Total Return Service Class
TA Aegon High Yield Bond Service Class	TA Small/Mid Cap Value Service Class
TA Aegon Sustainable Equity Income Service Class	TA T. Rowe Price Small Cap Service Class
TA Aegon U.S. Government Securities Service Class	TA WMC US Growth Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA U based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA U in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Separate Account VA U since 2014.

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	98,211.390	$1,045,265	$1,137,288	$(1)	$1,137,287	436,748	$2.356349	$13.725308
Fidelity® VIP Index 500 Service Class 2	22,147.370	4,975,942	10,230,978	(172)	10,230,806	2,254,377	3.902391	19.978878
Franklin Allocation Class 4 Shares	201,492.371	1,269,669	1,243,208	(18)	1,243,190	459,622	2.422506	13.056398
ProFund Access VP High Yield	10,601.629	291,728	281,049	3	281,052	151,409	1.674926	10.317467
ProFund VP Asia 30	7,431.137	494,106	395,782	9	395,791	359,202	0.981605	13.058010
ProFund VP Basic Materials	4,164.108	270,510	353,699	(8)	353,691	191,905	1.642037	15.065998
ProFund VP Bull	7,620.291	395,406	535,630	3	535,633	204,419	2.350394	18.454139
ProFund VP Consumer Services	5,361.924	383,204	414,798	-	414,798	110,232	3.428111	18.308053
ProFund VP Emerging Markets	24,747.288	730,406	743,409	(19)	743,390	842,905	0.781347	12.559958
ProFund VP Europe 30	993.844	22,305	25,462	(3)	25,459	25,220	0.899622	11.916844
ProFund VP Falling U.S. Dollar	316.611	5,750	5,240	1	5,241	9,305	0.501217	8.481073
ProFund VP Financials	7,887.050	325,839	397,665	(8)	397,657	276,243	1.295714	15.285414
ProFund VP Government Money Market	3,632,223.064	3,632,223	3,632,223	(139)	3,632,084	4,191,435	0.765026	8.953027
ProFund VP International	19,542.967	387,032	436,394	14	436,408	479,474	0.813807	12.135726
ProFund VP Japan	258.021	12,895	14,648	3	14,651	12,753	1.015589	12.975506
ProFund VP Mid-Cap	30,954.399	611,950	664,591	(6)	664,585	279,343	2.134838	14.310460
ProFund VP NASDAQ-100	18,555.086	1,130,903	1,370,664	(13)	1,370,651	226,563	5.410006	27.679193
ProFund VP Oil & Gas	11,130.094	199,592	312,088	9	312,097	434,161	0.640257	7.297497
ProFund VP Pharmaceuticals	7,983.880	263,095	336,600	(5)	336,595	143,553	2.121050	12.832999
ProFund VP Precious Metals	11,000.384	324,001	309,441	(100)	309,341	495,382	0.557208	12.763880
ProFund VP Short Emerging Markets	1,300.415	51,502	33,174	(2)	33,172	209,945	0.141559	4.369296
ProFund VP Short International	597.777	25,127	15,028	(2)	15,026	69,832	0.171091	4.902449
ProFund VP Short NASDAQ-100	8,507.022	160,775	114,760	7	114,767	2,801,492	0.035081	2.008357
ProFund VP Short Small-Cap	744.939	22,011	16,649	(1)	16,648	210,171	0.070534	3.736879
ProFund VP Small-Cap	8,765.086	302,474	378,652	4	378,656	182,539	1.860732	13.823548
ProFund VP Small-Cap Value	5,864.549	251,754	319,559	(13)	319,546	143,171	1.985927	12.911651
ProFund VP Telecommunications	991.598	30,921	37,453	(5)	37,448	30,329	1.107084	10.129054
ProFund VP U.S. Government Plus	6,598.749	198,317	150,188	(10)	150,178	73,055	1.720244	12.088716
ProFund VP UltraSmall-Cap	8,039.645	187,567	211,041	(6)	211,035	84,177	2.243613	16.355002
ProFund VP Utilities	8,500.704	332,950	361,025	(15)	361,010	174,007	1.842882	13.912629
TA Aegon High Yield Bond Service Class	186,712.340	1,440,802	1,469,426	(45)	1,469,381	637,736	2.022876	11.616891
TA Aegon Sustainable Equity Income Service Class	341,018.794	6,741,855	7,209,137	10	7,209,147	2,603,142	2.200355	12.419109
TA Aegon U.S. Government Securities Service Class	395,962.781	4,596,048	4,268,479	32	4,268,511	3,113,918	1.167415	10.194254
TA BlackRock Global Real Estate Securities Service Class	235,713.729	2,872,100	3,309,421	(27)	3,309,394	1,119,813	2.127590	13.582097
TA BlackRock Government Money Market Service Class	4,193,400.096	4,193,399	4,193,400	(154)	4,193,246	4,502,067	0.811399	9.091291
TA BlackRock iShares Active Asset Allocation-Conservative Service Class	72,070.695	794,185	827,372	15	827,387	585,128	1.312106	11.936959
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	48,868.881	535,632	603,531	(38)	603,493	430,594	1.298387	12.043994
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	73,316.986	802,446	846,078	1	846,079	581,996	1.348641	11.602068
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	14,025.898	165,858	173,080	4	173,084	126,407	1.288541	11.824418

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	6,528.059	$83,397	$88,651	$(1)	$88,650	59,255	$1.399070	$12.362595
TA BlackRock iShares Edge 40 Service Class	44,268.688	424,056	447,999	1	448,000	251,097	1.558540	12.253388
TA BlackRock Tactical Allocation Service Class	83,037.410	1,293,876	1,409,145	30	1,409,175	940,880	1.416248	13.368714
TA International Focus Service Class	207,613.073	1,679,648	2,186,166	17	2,186,183	1,303,065	1.502324	15.515367
TA Janus Balanced Service Class	113,812.160	1,967,249	2,263,724	3	2,263,727	1,042,748	1.979962	16.389110
TA Janus Mid-Cap Growth Service Class	122,060.629	4,325,683	5,110,679	114	5,110,793	1,222,586	3.647735	20.896014
TA JPMorgan Asset Allocation - Conservative Service Class	1,846,981.444	19,122,802	20,944,770	(69)	20,944,701	10,789,544	1.696303	12.622432
TA JPMorgan Asset Allocation - Growth Service Class	2,684,382.000	32,138,213	41,607,921	45	41,607,966	13,111,099	2.763272	18.053708
TA JPMorgan Asset Allocation - Moderate Service Class	4,663,855.246	53,601,726	62,635,576	(120)	62,635,456	27,544,701	1.991096	13.672314
TA JPMorgan Asset Allocation - Moderate Growth Service Class	11,678,705.399	138,587,002	165,954,404	40	165,954,444	63,399,434	2.290779	15.110379
TA JPMorgan Core Bond Service Class	251,517.292	3,566,658	3,425,666	12	3,425,678	2,185,380	1.383677	10.455672
TA JPMorgan Enhanced Index Service Class	167,979.778	3,395,886	4,621,124	(43)	4,621,081	1,044,551	3.827921	20.064457
TA JPMorgan International Moderate Growth Service Class	813,489.704	7,820,519	9,664,258	(148)	9,664,110	6,429,235	1.328555	13.757466
TA JPMorgan Tactical Allocation Service Class	220,463.300	3,415,441	3,646,463	7	3,646,470	2,333,798	1.362969	12.126246
TA Managed Risk - Balanced ETF Service Class	51,541.365	631,118	687,046	17	687,063	418,838	1.484208	12.501204
TA Managed Risk - Conservative ETF Service Class	11,972.499	143,176	152,769	(9)	152,760	99,160	1.407749	11.377759
TA Managed Risk - Growth ETF Service Class	156,195.971	1,569,900	1,810,311	(17)	1,810,294	1,004,031	1.629064	13.615647
TA Market Participation Strategy Service Class	34,998.305	464,778	493,826	6	493,832	258,618	1.786894	15.492697
TA Morgan Stanley Capital Growth Service Class	502,071.270	12,053,676	13,857,167	(4)	13,857,163	1,788,336	6.784546	34.788881
TA Multi-Managed Balanced Service Class	1,224,219.706	17,950,724	22,268,556	39	22,268,595	6,361,577	3.054040	15.720244
TA PIMCO Tactical - Balanced Service Class	29,100.441	352,229	351,533	15	351,548	243,541	1.331664	12.700956
TA PIMCO Tactical - Conservative Service Class	27,535.723	331,342	321,617	9	321,626	237,790	1.240351	12.388148
TA PIMCO Tactical - Growth Service Class	34,662.171	393,384	415,253	(8)	415,245	282,904	1.349442	13.454440
TA PIMCO Total Return Service Class	608,180.331	6,987,549	6,671,738	17	6,671,755	4,209,089	1.378725	10.539573
TA Small/Mid Cap Value Service Class	642,783.517	11,838,439	15,182,547	20	15,182,567	2,941,303	4.345318	14.628433
TA T. Rowe Price Small Cap Service Class	226,533.465	3,434,552	3,939,417	(9)	3,939,408	778,077	4.429405	17.753376
TA WMC US Growth Service Class	506,976.470	15,502,269	22,175,151	7	22,175,158	4,062,431	4.775997	25.770396

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	AB Balanced Wealth Strategy Class B Shares	Fidelity® VIP Index 500 Service Class 2	Franklin Allocation Class 4 Shares	ProFund Access VP High Yield	ProFund VP Asia 30
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2019:	$1,273,502	$9,004,198	$1,309,253	$282,092	$630,148

Investment Income:
Reinvested Dividends	25,469	119,290	16,978	14,160	4,241
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,137	98,671	18,185	3,715	6,046

Net Investment Income (Loss)	7,332	20,619	(1,207)	10,445	(1,805)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,293	29,447	327,155	-	38,660
Realized Gain (Loss) on Investments	(37,173)	983,545	(25,288)	(495)	6,979

Net Realized Capital Gains (Losses) on Investments	(880)	1,012,992	301,867	(495)	45,639
Net Change in Unrealized Appreciation (Depreciation)	68,816	(59,560)	(176,472)	(14,282)	53,320

Net Gain (Loss) on Investment	67,936	953,432	125,395	(14,777)	98,959

Net Increase (Decrease) in Net Assets Resulting from Operations	75,268	974,051	124,188	(4,332)	97,154

Increase (Decrease) in Net Assets from Contract Transactions	(181,641)	(1,520,805)	(63,995)	(4,961)	(215,937)

Total Increase (Decrease) in Net Assets	(106,373)	(546,754)	60,193	(9,293)	(118,783)

Net Assets as of December 31, 2020:	$1,167,129	$8,457,444	$1,369,446	$272,799	$511,365

Investment Income:
Reinvested Dividends	2,893	96,852	21,884	6,906	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,942	118,411	19,159	3,983	7,401

Net Investment Income (Loss)	(15,049)	(21,559)	2,725	2,923	(7,401)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,150	68,786	-	-	77,739
Realized Gain (Loss) on Investments	(12,179)	429,794	(65,243)	(218)	12,994

Net Realized Capital Gains (Losses) on Investments	12,971	498,580	(65,243)	(218)	90,733
Net Change in Unrealized Appreciation (Depreciation)	128,191	1,675,974	192,812	(5,877)	(197,965)

Net Gain (Loss) on Investment	141,162	2,174,554	127,569	(6,095)	(107,232)

Net Increase (Decrease) in Net Assets Resulting from Operations	126,113	2,152,995	130,294	(3,172)	(114,633)

Increase (Decrease) in Net Assets from Contract Transactions	(155,955)	(379,633)	(256,550)	11,425	(941)

Total Increase (Decrease) in Net Assets	(29,842)	1,773,362	(126,256)	8,253	(115,574)

Net Assets as of December 31, 2021:	$1,137,287	$10,230,806	$1,243,190	$281,052	$395,791

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Basic Materials	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Emerging Markets	ProFund VP Europe 30
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2019:	$361,818	$492,698	$272,733	$979,098	$270,133

Investment Income:
Reinvested Dividends	1,648	474	-	4,312	4,695
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,747	6,406	4,131	9,961	1,554

Net Investment Income (Loss)	(2,099)	(5,932)	(4,131)	(5,649)	3,141

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,833	26,229	91,020	-	-
Realized Gain (Loss) on Investments	(23,128)	16,569	8,523	40,887	(4,926)

Net Realized Capital Gains (Losses) on Investments	(3,295)	42,798	99,543	40,887	(4,926)
Net Change in Unrealized Appreciation (Depreciation)	7,240	26,680	(27,793)	144,860	(21,419)

Net Gain (Loss) on Investment	3,945	69,478	71,750	185,747	(26,345)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,846	63,546	67,619	180,098	(23,204)

Increase (Decrease) in Net Assets from Contract Transactions	(79,061)	(71,207)	9,777	(141,402)	(166,496)

Total Increase (Decrease) in Net Assets	(77,215)	(7,661)	77,396	38,696	(189,700)

Net Assets as of December 31, 2020:	$284,603	$485,037	$350,129	$1,017,794	$80,433

Investment Income:
Reinvested Dividends	940	-	-	-	1,421
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,225	7,184	5,975	11,850	2,166

Net Investment Income (Loss)	(3,285)	(7,184)	(5,975)	(11,850)	(745)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,544	32,618	31,927	-	-
Realized Gain (Loss) on Investments	7,344	21,193	370	44,459	25,761
Net Realized Capital Gains (Losses) on Investments	14,888	53,811	32,297	44,459	25,761
Net Change in Unrealized Appreciation (Depreciation)	54,588	66,951	8,361	(212,847)	11,834

Net Gain (Loss) on Investment	69,476	120,762	40,658	(168,388)	37,595

Net Increase (Decrease) in Net Assets Resulting from Operations	66,191	113,578	34,683	(180,238)	36,850

Increase (Decrease) in Net Assets from Contract Transactions	2,897	(62,982)	29,986	(94,166)	(91,824)

	69,088	50,596	64,669	(274,404)	(54,974)

Net Assets as of December 31, 2021:	$353,691	$535,633	$414,798	$743,390	$25,459

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Falling U.S. Dollar	ProFund VP Financials	ProFund VP Government Money Market	ProFund VP International	ProFund VP Japan
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2019:	$46,586	$678,227	$665,533	$416,523	$159,858

Investment Income:
Reinvested Dividends	32	3,125	753	1,892	137
Investment Expense:
Mortality and Expense Risk and Administrative Charges	211	6,889	35,046	4,962	619

Net Investment Income (Loss)	(179)	(3,764)	(34,293)	(3,070)	(482)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	33,970	-	-	-
Realized Gain (Loss) on Investments	(13,153)	3,464	-	(6,077)	12,228

Net Realized Capital Gains (Losses) on Investments	(13,153)	37,434	-	(6,077)	12,228
Net Change in Unrealized Appreciation (Depreciation)	1,131	(69,367)	-	21,678	(5,083)

Net Gain (Loss) on Investment	(12,022)	(31,933)	-	15,601	7,145

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,201)	(35,697)	(34,293)	12,531	6,663

Increase (Decrease) in Net Assets from Contract Transactions	(24,429)	(183,095)	3,126,798	(8,119)	(110,583)

Total Increase (Decrease) in Net Assets	(36,630)	(218,792)	3,092,505	4,412	(103,920)

Net Assets as of December 31, 2020:	$9,956	$459,435	$3,758,038	$420,935	$55,938

Investment Income:
Reinvested Dividends	-	1,920	494	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	111	7,854	50,240	6,046	227

Net Investment Income (Loss)	(111)	(5,934)	(49,746)	(6,046)	(227)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	116	35,367	-	-	2,024
Realized Gain (Loss) on Investments	(486)	68,361	-	13,343	7,383

Net Realized Capital Gains (Losses) on Investments	(370)	103,728	-	13,343	9,407
Net Change in Unrealized Appreciation (Depreciation)	(740)	35,190	-	23,108	(7,909)

Net Gain (Loss) on Investment	(1,110)	138,918	-	36,451	1,498

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,221)	132,984	(49,746)	30,405	1,271

Increase (Decrease) in Net Assets from Contract Transactions	(3,494)	(194,762)	(76,208)	(14,932)	(42,558)

Total Increase (Decrease) in Net Assets	(4,715)	(61,778)	(125,954)	15,473	(41,287)

Net Assets as of December 31, 2021:	$5,241	$397,657	$3,632,084	$436,408	$14,651

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Mid-Cap	ProFund VP NASDAQ-100	ProFund VP Oil & Gas	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$572,449	$1,107,920	$471,705	$301,683	$252,786

Investment Income:
Reinvested Dividends	3,725	-	7,526	369	999
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,244	13,501	4,043	4,574	5,079

Net Investment Income (Loss)	(1,519)	(13,501)	3,483	(4,205)	(4,080)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	115,002	66,901	3,328	-	-
Realized Gain (Loss) on Investments	(17,586)	182,096	(237,025)	(24,739)	199,455

Net Realized Capital Gains (Losses) on Investments	97,416	248,997	(233,697)	(24,739)	199,455
Net Change in Unrealized Appreciation (Depreciation)	(78,355)	69,075	45,796	73,178	(21,834)

Net Gain (Loss) on Investment	19,061	318,072	(187,901)	48,439	177,621

Net Increase (Decrease) in Net Assets Resulting from Operations	17,542	304,571	(184,418)	44,234	173,541

Increase (Decrease) in Net Assets from Contract Transactions	(126,009)	(362,276)	26,955	21,810	(108,094)

Total Increase (Decrease) in Net Assets	(108,467)	(57,705)	(157,463)	66,044	65,447

Net Assets as of December 31, 2020:	$463,982	$1,050,215	$314,242	$367,727	$318,233

Investment Income:
Reinvested Dividends	-	-	5,559	888	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,829	16,488	4,466	4,685	4,250

Net Investment Income (Loss)	(8,829)	(16,488)	1,093	(3,797)	(4,250)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,892	173,132	-	4,363	-
Realized Gain (Loss) on Investments	(11,250)	90,177	27,715	9,164	3,321

Net Realized Capital Gains (Losses) on Investments	9,642	263,309	27,715	13,527	3,321
Net Change in Unrealized Appreciation (Depreciation)	109,605	6,029	95,081	20,767	(40,539)

Net Gain (Loss) on Investment	119,247	269,338	122,796	34,294	(37,218)

Net Increase (Decrease) in Net Assets Resulting from Operations	110,418	252,850	123,889	30,497	(41,468)

Increase (Decrease) in Net Assets from Contract Transactions	90,185	67,586	(126,034)	(61,629)	32,576

Total Increase (Decrease) in Net Assets	200,603	320,436	(2,145)	(31,132)	(8,892)

Net Assets as of December 31, 2021:	$664,585	$1,370,651	$312,097	$336,595	$309,341

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Short Emerging Markets	ProFund VP Short International	ProFund VP Short NASDAQ- 100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$43,833	$21,382	$38,608	$31,660	$348,108

Investment Income:
Reinvested Dividends	354	116	60	144	198
Investment Expense:
Mortality and Expense Risk and Administrative Charges	696	430	849	552	4,382

Net Investment Income (Loss)	(342)	(314)	(789)	(408)	(4,184)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	12,452
Realized Gain (Loss) on Investments	(7,053)	1,202	(37,584)	(5,405)	(34,136)

Net Realized Capital Gains (Losses) on Investments	(7,053)	1,202	(37,584)	(5,405)	(21,684)
Net Change in Unrealized Appreciation (Depreciation)	(9,156)	(3,474)	(4,296)	(7,002)	77,186

Net Gain (Loss) on Investment	(16,209)	(2,272)	(41,880)	(12,407)	55,502

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,551)	(2,586)	(42,669)	(12,815)	51,318

Increase (Decrease) in Net Assets from Contract Transactions	1,905	(1,045)	26,417	2,076	50,875

Total Increase (Decrease) in Net Assets	(14,646)	(3,631)	(16,252)	(10,739)	102,193

Net Assets as of December 31, 2020:	$29,187	$17,751	$22,356	$20,921	$450,301

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	400	227	1,613	275	5,780

Net Investment Income (Loss)	(400)	(227)	(1,613)	(275)	(5,780)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,659	-	16,336
Realized Gain (Loss) on Investments	(1,716)	(305)	(13,155)	(19,441)	56,294

Net Realized Capital Gains (Losses) on Investments	(1,716)	(305)	(11,496)	(19,441)	72,630
Net Change in Unrealized Appreciation (Depreciation)	4,699	(2,056)	(25,258)	12,084	(19,051)

Net Gain (Loss) on Investment	2,983	(2,361)	(36,754)	(7,357)	53,579

Net Increase (Decrease) in Net Assets Resulting from Operations	2,583	(2,588)	(38,367)	(7,632)	47,799

Increase (Decrease) in Net Assets from Contract Transactions	1,402	(137)	130,778	3,359	(119,444)

Total Increase (Decrease) in Net Assets	3,985	(2,725)	92,411	(4,273)	(71,645)

Net Assets as of December 31, 2021:	$33,172	$15,026	$114,767	$16,648	$378,656

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP U.S. Government Plus	ProFund VP UltraSmall-Cap	ProFund VP Utilities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$530,800	$22,975	$161,813	$295,170	$601,179

Investment Income:
Reinvested Dividends	75	289	85	171	8,529
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,227	418	2,710	1,852	7,026

Net Investment Income (Loss)	(4,152)	(129)	(2,625)	(1,681)	1,503

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,900	-	13,310	20,318	119,035
Realized Gain (Loss) on Investments	(61,393)	(814)	29,242	(59,314)	(42,210)

Net Realized Capital Gains (Losses) on Investments	(26,493)	(814)	42,552	(38,996)	76,825
Net Change in Unrealized Appreciation (Depreciation)	21,069	3,950	(17,513)	31,462	(107,937)

Net Gain (Loss) on Investment	(5,424)	3,136	25,039	(7,534)	(31,112)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,576)	3,007	22,414	(9,215)	(29,609)

Increase (Decrease) in Net Assets from Contract Transactions	(20,175)	11,156	(4,989)	(85,166)	(81,250)

Total Increase (Decrease) in Net Assets	(29,751)	14,163	17,425	(94,381)	(110,859)

Net Assets as of December 31, 2020:	$501,049	$37,138	$179,238	$200,789	$490,320

Investment Income:
Reinvested Dividends	419	469	-	-	6,374
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,551	562	1,999	3,650	5,620

Net Investment Income (Loss)	(6,132)	(93)	(1,999)	(3,650)	754

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	26,568	21,865	-
Realized Gain (Loss) on Investments	83,975	2,398	(486)	17,516	(27,231)

Net Realized Capital Gains (Losses) on Investments	83,975	2,398	26,082	39,381	(27,231)
Net Change in Unrealized Appreciation (Depreciation)	35,166	4,098	(38,851)	(1,927)	77,166

Net Gain (Loss) on Investment	119,141	6,496	(12,769)	37,454	49,935

Net Increase (Decrease) in Net Assets Resulting from Operations	113,009	6,403	(14,768)	33,804	50,689

Increase (Decrease) in Net Assets from Contract Transactions	(294,512)	(6,093)	(14,292)	(23,558)	(179,999)

Total Increase (Decrease) in Net Assets	(181,503)	310	(29,060)	10,246	(129,310)

Net Assets as of December 31, 2021:	$319,546	$37,448	$150,178	$211,035	$361,010

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Aegon High Yield Bond Service Class	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Service Class	TA BlackRock Global Real Estate Securities Service Class	TA BlackRock Government Money Market Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$2,349,215	$8,450,480	$6,205,579	$3,551,750	$4,135,113

Investment Income:
Reinvested Dividends	112,997	183,138	134,192	315,947	10,039
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,878	90,852	156,165	37,888	60,630

Net Investment Income (Loss)	87,119	92,286	(21,973)	278,059	(50,591)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	816,956	11,099	191,708	-
Realized Gain (Loss) on Investments	(36,655)	(52,456)	649,418	(65,194)	-

Net Realized Capital Gains (Losses) on Investments	(36,655)	764,500	660,517	126,514	-
Net Change in Unrealized Appreciation (Depreciation)	(3,957)	(1,672,483)	118,056	(508,546)	-

Net Gain (Loss) on Investment	(40,612)	(907,983)	778,573	(382,032)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	46,507	(815,697)	756,600	(103,973)	(50,591)

Increase (Decrease) in Net Assets from Contract Transactions	(483,656)	(606,538)	(1,334,210)	(493,125)	319,774

Total Increase (Decrease) in Net Assets	(437,149)	(1,422,235)	(577,610)	(597,098)	269,183

Net Assets as of December 31, 2020:	$1,912,066	$7,028,245	$5,627,969	$2,954,652	$4,404,296

Investment Income:
Reinvested Dividends	94,997	133,820	68,145	77,207	155
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,759	98,297	59,899	47,572	59,835

Net Investment Income (Loss)	69,238	35,523	8,246	29,635	(59,680)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	270,436	-	-
Realized Gain (Loss) on Investments	2,701	(91,213)	(26,112)	(22,869)	-

Net Realized Capital Gains (Losses) on Investments	2,701	(91,213)	244,324	(22,869)	-
Net Change in Unrealized Appreciation (Depreciation)	14,079	1,397,328	(442,054)	757,906	-

Net Gain (Loss) on Investment	16,780	1,306,115	(197,730)	735,037	-

Net Increase (Decrease) in Net Assets Resulting from Operations	86,018	1,341,638	(189,484)	764,672	(59,680)

Increase (Decrease) in Net Assets from Contract Transactions	(528,703)	(1,160,736)	(1,169,974)	(409,930)	(151,370)

Total Increase (Decrease) in Net Assets	(442,685)	180,902	(1,359,458)	354,742	(211,050)

Net Assets as of December 31, 2021:	$1,469,381	$7,209,147	$4,268,511	$3,309,394	$4,193,246

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA BlackRock iShares Active Asset Allocation -Moderate Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Dynamic Allocation - Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$831,223	$924,013	$1,276,668	$168,532

Investment Income:
Reinvested Dividends	18,927	16,170	20,121	2,710
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,947	11,349	15,362	2,402

Net Investment Income (Loss)	5,980	4,821	4,759	308

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,975	16,003	22,108	2,044
Realized Gain (Loss) on Investments	7,262	(18,075)	(8,407)	2,348

Net Realized Capital Gains (Losses) on Investments	21,237	(2,072)	13,701	4,392
Net Change in Unrealized Appreciation (Depreciation)	33,150	928	(64,560)	(7,704)

Net Gain (Loss) on Investment	54,387	(1,144)	(50,859)	(3,312)

Net Increase (Decrease) in Net Assets Resulting from Operations	60,367	3,677	(46,100)	(3,004)

Increase (Decrease) in Net Assets from Contract Transactions	74,544	(46,367)	(122,023)	1,842

Total Increase (Decrease) in Net Assets	134,911	(42,690)	(168,123)	(1,162)

Net Assets as of December 31, 2020:	$966,134	$881,323	$1,108,545	$167,370

Investment Income:
Reinvested Dividends	8,895	5,406	5,753	970
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,220	8,513	14,314	2,567

Net Investment Income (Loss)	(3,325)	(3,107)	(8,561)	(1,597)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,037	-	-	16,244
Realized Gain (Loss) on Investments	12,984	17,321	13,713	908

Net Realized Capital Gains (Losses) on Investments	26,021	17,321	13,713	17,152
Net Change in Unrealized Appreciation (Depreciation)	13,848	28,459	56,877	(3,016)

Net Gain (Loss) on Investment	39,869	45,780	70,590	14,136

Net Increase (Decrease) in Net Assets Resulting from Operations	36,544	42,673	62,029	12,539

Increase (Decrease) in Net Assets from Contract Transactions	(175,291)	(320,503)	(324,495)	(6,825)

Total Increase (Decrease) in Net Assets	(138,747)	(277,830)	(262,466)	5,714

Net Assets as of December 31, 2021:	$827,387	$603,493	$846,079	$173,084

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	TA BlackRock iShares Edge 40 Service Class	TA BlackRock Tactical Allocation Service Class	TA International Focus Service Class
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2019:	$47,260	$576,157	$2,431,775	$2,270,646

Investment Income:
Reinvested Dividends	2,051	11,972	31,540	39,924
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,070	7,229	27,048	26,669

Net Investment Income (Loss)	981	4,743	4,492	13,255

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,378	3,788	100,323	-
Realized Gain (Loss) on Investments	(1,884)	(2,116)	38,002	(72,576)

Net Realized Capital Gains (Losses) on Investments	(506)	1,672	138,325	(72,576)
Net Change in Unrealized Appreciation (Depreciation)	1,251	32,449	27,943	383,344

Net Gain (Loss) on Investment	745	34,121	166,268	310,768

Net Increase (Decrease) in Net Assets Resulting from Operations	1,726	38,864	170,760	324,023

Increase (Decrease) in Net Assets from Contract Transactions	38,019	(108,773)	(1,118,530)	(235,345)

Total Increase (Decrease) in Net Assets	39,745	(69,909)	(947,770)	88,678

Net Assets as of December 31, 2020:	$87,005	$506,248	$1,484,005	$2,359,324

Investment Income:
Reinvested Dividends	260	7,141	35,487	24,464
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,270	6,539	20,129	31,729

Net Investment Income (Loss)	(1,010)	602	15,358	(7,265)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,091	9,201	47,569	-
Realized Gain (Loss) on Investments	479	5,094	16,693	81,547

Net Realized Capital Gains (Losses) on Investments	8,570	14,295	64,262	81,547
Net Change in Unrealized Appreciation (Depreciation)	3,192	5,386	6,310	131,498

Net Gain (Loss) on Investment	11,762	19,681	70,572	213,045

Net Increase (Decrease) in Net Assets Resulting from Operations	10,752	20,283	85,930	205,780

Increase (Decrease) in Net Assets from Contract Transactions	(9,107)	(78,531)	(160,760)	(378,921)

Total Increase (Decrease) in Net Assets	1,645	(58,248)	(74,830)	(173,141)

Net Assets as of December 31, 2021:	$88,650	$448,000	$1,409,175	$2,186,183

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Growth Service Class	TA JPMorgan Asset Allocation - Moderate Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2019:	$1,479,947	$4,626,016	$23,750,952	$36,520,131	$68,726,479

Investment Income:
Reinvested Dividends	22,168	1,752	511,576	494,178	1,216,195
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,863	58,641	311,867	457,427	859,215

Net Investment Income (Loss)	2,305	(56,889)	199,709	36,751	356,980

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	61,191	379,078	560,914	2,688,509	1,874,733
Realized Gain (Loss) on Investments	74,146	155,427	(143,773)	971,146	1,906,697

Net Realized Capital Gains (Losses) on Investments	135,337	534,505	417,141	3,659,655	3,781,430
Net Change in Unrealized Appreciation (Depreciation)	31,593	227,424	1,438,896	3,068,596	1,922,799

Net Gain (Loss) on Investment	166,930	761,929	1,856,037	6,728,251	5,704,229

Net Increase (Decrease) in Net Assets Resulting from Operations	169,235	705,040	2,055,746	6,765,002	6,061,209

Increase (Decrease) in Net Assets from Contract Transactions	23,049	(173,579)	(2,457,235)	(3,117,248)	(9,808,765)

Total Increase (Decrease) in Net Assets	192,284	531,461	(401,489)	3,647,754	(3,747,556)

Net Assets as of December 31, 2020:	$1,672,231	$5,157,477	$23,349,463	$40,167,885	$64,978,923

Investment Income:
Reinvested Dividends	24,501	4,936	475,682	622,921	1,088,270
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,189	69,620	303,596	581,971	894,681

Net Investment Income (Loss)	(4,688)	(64,684)	172,086	40,950	193,589

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	92,793	660,306	338,473	2,573,495	412,087
Realized Gain (Loss) on Investments	80,328	403,948	281,873	2,112,819	2,339,200

Net Realized Capital Gains (Losses) on Investments	173,121	1,064,254	620,346	4,686,314	2,751,287
Net Change in Unrealized Appreciation (Depreciation)	113,848	(273,851)	129,491	2,075,308	1,711,836

Net Gain (Loss) on Investment	286,969	790,403	749,837	6,761,622	4,463,123

Net Increase (Decrease) in Net Assets Resulting from Operations	282,281	725,719	921,923	6,802,572	4,656,712

Increase (Decrease) in Net Assets from Contract Transactions	309,215	(772,403)	(3,326,685)	(5,362,491)	(7,000,179)

Total Increase (Decrease) in Net Assets	591,496	(46,684)	(2,404,762)	1,440,081	(2,343,467)

Net Assets as of December 31, 2021:	$2,263,727	$5,110,793	$20,944,701	$41,607,966	$62,635,456

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA JPMorgan Core Bond Service Class	TA JPMorgan Enhanced Index Service Class	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Tactical Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2019:	$171,794,837	$3,288,015	$4,026,350	$10,778,859	$3,472,379

Investment Income:
Reinvested Dividends	2,778,966	101,944	46,446	235,151	71,094
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,144,984	45,642	49,958	125,933	47,372

Net Investment Income (Loss)	633,982	56,302	(3,512)	109,218	23,722

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,035,353	7,621	298,110	875	81,328
Realized Gain (Loss) on Investments	3,387,755	38,967	99,312	154,803	53,023

Net Realized Capital Gains (Losses) on Investments	11,423,108	46,588	397,422	155,678	134,351
Net Change in Unrealized Appreciation (Depreciation)	5,972,723	60,355	214,193	846,263	185,150

Net Gain (Loss) on Investment	17,395,831	106,943	611,615	1,001,941	319,501

Net Increase (Decrease) in Net Assets Resulting from Operations	18,029,813	163,245	608,103	1,111,159	343,223

Increase (Decrease) in Net Assets from Contract Transactions	(22,148,116)	94,127	(330,476)	(1,572,352)	(96,158)

Total Increase (Decrease) in Net Assets	(4,118,303)	257,372	277,627	(461,193)	247,065

Net Assets as of December 31, 2020:	$167,676,534	$3,545,387	$4,303,977	$10,317,666	$3,719,444

Investment Income:
Reinvested Dividends	3,297,468	83,619	25,605	131,731	55,222
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,382,594	50,354	57,747	136,633	50,452

Net Investment Income (Loss)	914,874	33,265	(32,142)	(4,902)	4,770

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,223,156	123,400	497,052	-	209,730
Realized Gain (Loss) on Investments	6,569,405	19,726	394,522	396,190	80,264

Net Realized Capital Gains (Losses) on Investments	10,792,561	143,126	891,574	396,190	289,994
Net Change in Unrealized Appreciation (Depreciation)	7,793,415	(272,114)	230,281	371,571	(178,335)

Net Gain (Loss) on Investment	18,585,976	(128,988)	1,121,855	767,761	111,659

Net Increase (Decrease) in Net Assets Resulting from Operations	19,500,850	(95,723)	1,089,713	762,859	116,429

Increase (Decrease) in Net Assets from Contract Transactions	(21,222,940)	(23,986)	(772,609)	(1,416,415)	(189,403)

Total Increase (Decrease) in Net Assets	(1,722,090)	(119,709)	317,104	(653,556)	(72,974)

Net Assets as of December 31, 2021:	$165,954,444	$3,425,678	$4,621,081	$9,664,110	$3,646,470

See Accompanying Notes.
(1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Managed Risk - Balanced ETF Service Class	TA Managed Risk - Conservative ETF Service Class	TA Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class	TA Morgan Stanley Capital Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$991,879	$928,085	$2,645,897	$171,738	$9,798,663

Investment Income:
Reinvested Dividends	19,071	11,536	49,373	2,629	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,324	10,290	32,359	2,723	172,061

Net Investment Income (Loss)	6,747	1,246	17,014	(94)	(172,061)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,728	1,798	66,385	3,202	521,011
Realized Gain (Loss) on Investments	6,825	31,997	10,108	4,839	1,093,124

Net Realized Capital Gains (Losses) on Investments	18,553	33,795	76,493	8,041	1,614,135
Net Change in Unrealized Appreciation (Depreciation)	(7,533)	(8,862)	(56,001)	29,819	7,788,402

Net Gain (Loss) on Investment	11,020	24,933	20,492	37,860	9,402,537

Net Increase (Decrease) in Net Assets Resulting from Operations	17,767	26,179	37,506	37,766	9,230,476

Increase (Decrease) in Net Assets from Contract Transactions	(173,037)	(531,464)	(434,337)	90,886	(2,604,636)

Total Increase (Decrease) in Net Assets	(155,270)	(505,285)	(396,831)	128,652	6,625,840

Net Assets as of December 31, 2020:	$836,609	$422,800	$2,249,066	$300,390	$16,424,503

Investment Income:
Reinvested Dividends	7,877	2,671	18,458	2,409	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,041	2,884	28,358	6,542	218,853

Net Investment Income (Loss)	(2,164)	(213)	(9,900)	(4,133)	(218,853)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,827	2,320	98,742	49,975	4,269,787
Realized Gain (Loss) on Investments	25,584	13,864	128,215	5,777	2,150,141

Net Realized Capital Gains (Losses) on Investments	57,411	16,184	226,957	55,752	6,419,928
Net Change in Unrealized Appreciation (Depreciation)	(1,996)	(16,385)	31,779	4,565	(6,502,691)

Net Gain (Loss) on Investment	55,415	(201)	258,736	60,317	(82,763)

Net Increase (Decrease) in Net Assets Resulting from Operations	53,251	(414)	248,836	56,184	(301,616)

Increase (Decrease) in Net Assets from Contract Transactions	(202,797)	(269,626)	(687,608)	137,258	(2,265,724)

Total Increase (Decrease) in Net Assets	(149,546)	(270,040)	(438,772)	193,442	(2,567,340)

Net Assets as of December 31, 2021:	$687,063	$152,760	$1,810,294	$493,832	$13,857,163

See Accompanying Notes.
(1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Multi-Managed Balanced Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class	TA PIMCO Total Return Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2019:	$18,865,680	$326,386	$567,748	$242,836	$8,642,888

Investment Income:
Reinvested Dividends	272,272	13,144	9,175	9,911	318,372
Investment Expense:
Mortality and Expense Risk and Administrative Charges	272,039	4,780	8,220	4,244	109,202

Net Investment Income (Loss)	233	8,364	955	5,667	209,170

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	822,874	25,633	42,568	20,988	34,902
Realized Gain (Loss) on Investments	245,063	675	28,680	4,234	61,250

Net Realized Capital Gains (Losses) on Investments	1,067,937	26,308	71,248	25,222	96,152
Net Change in Unrealized Appreciation (Depreciation)	1,518,194	(11,953)	(46,124)	(8)	149,110

Net Gain (Loss) on Investment	2,586,131	14,355	25,124	25,214	245,262

Net Increase (Decrease) in Net Assets Resulting from Operations	2,586,364	22,719	26,079	30,881	454,432

Increase (Decrease) in Net Assets from Contract Transactions	599,050	(8,422)	(107,133)	239,217	(1,294,860)

Total Increase (Decrease) in Net Assets	3,185,414	14,297	(81,054)	270,098	(840,428)

Net Assets as of December 31, 2020:	$22,051,094	$340,683	$486,694	$512,934	$7,802,460

Investment Income:
Reinvested Dividends	214,595	-	3,300	-	88,091
Investment Expense:
Mortality and Expense Risk and Administrative Charges	305,092	5,051	5,054	7,265	95,006

Net Investment Income (Loss)	(90,497)	(5,051)	(1,754)	(7,265)	(6,915)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,245,151	25,471	25,685	40,801	421,205
Realized Gain (Loss) on Investments	963,257	1,181	3,494	(1,566)	29,680

Net Realized Capital Gains (Losses) on Investments	2,208,408	26,652	29,179	39,235	450,885
Net Change in Unrealized Appreciation (Depreciation)	1,046,520	(5,569)	(19,475)	5,265	(624,539)

Net Gain (Loss) on Investment	3,254,928	21,083	9,704	44,500	(173,654)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,164,431	16,032	7,950	37,235	(180,569)

Increase (Decrease) in Net Assets from Contract Transactions	(2,946,930)	(5,167)	(173,018)	(134,924)	(950,136)

Total Increase (Decrease) in Net Assets	217,501	10,865	(165,068)	(97,689)	(1,130,705)

Net Assets as of December 31, 2021:	$22,268,595	$351,548	$321,626	$415,245	$6,671,755

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Service Class	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2019:	$15,105,626	$4,287,933	$17,860,072

Investment Income:
Reinvested Dividends	115,707	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	162,209	50,065	256,239

Net Investment Income (Loss)	(46,502)	(50,065)	(256,239)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	503,779	264,341	1,482,340
Realized Gain (Loss) on Investments	(838,599)	(83,943)	1,266,222

Net Realized Capital Gains (Losses) on Investments	(334,820)	180,398	2,748,562
Net Change in Unrealized Appreciation (Depreciation)	403,073	474,672	3,108,673

Net Gain (Loss) on Investment	68,253	655,070	5,857,235

Net Increase (Decrease) in Net Assets Resulting from Operations	21,751	605,005	5,600,996

Increase (Decrease) in Net Assets from Contract Transactions	(1,314,481)	(394,913)	(2,674,519)

Total Increase (Decrease) in Net Assets	(1,292,730)	210,092	2,926,477

Net Assets as of December 31, 2020:	$13,812,896	$4,498,025	$20,786,549

Investment Income:
Reinvested Dividends	74,214	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	208,004	57,411	304,738

Net Investment Income (Loss)	(133,790)	(57,411)	(304,738)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	425,412	3,181,282
Realized Gain (Loss) on Investments	410,369	232,599	1,482,326

Net Realized Capital Gains (Losses) on Investments	410,369	658,011	4,663,608
Net Change in Unrealized Appreciation (Depreciation)	3,153,477	(217,158)	(701,044)

Net Gain (Loss) on Investment	3,563,846	440,853	3,962,564

Net Increase (Decrease) in Net Assets Resulting from Operations	3,430,056	383,442	3,657,826

Increase (Decrease) in Net Assets from Contract Transactions	(2,060,385)	(942,059)	(2,269,217)

Total Increase (Decrease) in Net Assets	1,369,671	(558,617)	1,388,609

Net Assets as of December 31, 2021:	$15,182,567	$3,939,408	$22,175,158

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

1. Organization

Separate Account VA U (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Premier® III Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount
AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares
Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares
ProFunds
ProFund Access VP High Yield
ProFund VP Asia 30
ProFund VP Basic Materials
ProFund VP Bull
ProFund VP Consumer Services
ProFund VP Emerging Markets
ProFund VP Europe 30
ProFund VP Falling U.S. Dollar
ProFund VP Financials
ProFund VP Government Money Market
ProFund VP International
ProFund VP Japan
ProFund VP Mid-Cap
ProFund VP NASDAQ-100
ProFund VP Oil & Gas
ProFund VP Pharmaceuticals
ProFund VP Precious Metals
ProFund VP Short Emerging Markets
ProFund VP Short International
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP U.S. Government Plus

Mutual Fund
AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Portfolio Class B Shares
Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Fund Class 4 Shares
ProFunds
ProFund Access VP High Yield
ProFund VP Asia 30
ProFund VP Basic Materials
ProFund VP Bull
ProFund VP Consumer Services
ProFund VP Emerging Markets
ProFund VP Europe 30
ProFund VP Falling U.S. Dollar
ProFund VP Financials
ProFund VP Government Money Market
ProFund VP International
ProFund VP Japan
ProFund VP Mid-Cap
ProFund VP NASDAQ-100
ProFund VP Oil & Gas
ProFund VP Pharmaceuticals
ProFund VP Precious Metals
ProFund VP Short Emerging Markets
ProFund VP Short International
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP U.S. Government Plus

18

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class

19

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T.Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:

Subaccount	Formerly
ProFund Access VP High Yield	Access VP High Yield
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Conservative Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	TA Legg Mason Dynamic Allocation - Balanced Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	TA Legg Mason Dynamic Allocation - Growth Service Class
TA International Focus Service Class	TA International Growth Service Class

20

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c)  Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

21

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$33,760	$179,614
Fidelity® VIP Index 500 Service Class 2	483,739	816,120
Franklin Allocation Class 4 Shares	21,884	275,703
ProFund Access VP High Yield	20,565	6,217
ProFund VP Asia 30	249,970	180,573
ProFund VP Basic Materials	42,370	35,210
ProFund VP Bull	49,206	86,757
ProFund VP Consumer Services	114,200	58,262
ProFund VP Emerging Markets	83,774	189,798
ProFund VP Europe 30	219,085	311,654
ProFund VP Falling U.S. Dollar	37,631	41,120
ProFund VP Financials	174,421	339,750
ProFund VP Government Money Market	1,842,133	1,968,127
ProFund VP International	110,761	131,736
ProFund VP Japan	2,024	42,787
ProFund VP Mid-Cap	340,350	238,100
ProFund VP NASDAQ-100	496,390	272,157
ProFund VP Oil & Gas	125,484	250,430
ProFund VP Pharmaceuticals	14,558	75,622
ProFund VP Precious Metals	67,482	39,069
ProFund VP Short Emerging Markets	3,065	2,064
ProFund VP Short International	87	451
ProFund VP Short NASDAQ-100	198,999	68,187
ProFund VP Short Small-Cap	41,374	38,288
ProFund VP Small-Cap	54,925	163,813
ProFund VP Small-Cap Value	224,882	525,524
ProFund VP Telecommunications	3,876	10,061
ProFund VP U.S. Government Plus	30,271	19,986
ProFund VP UltraSmall-Cap	105,308	110,651
ProFund VP Utilities	43,850	223,089
TA Aegon High Yield Bond Service Class	182,496	641,914
TA Aegon Sustainable Equity Income Service Class	417,591	1,542,803
TA Aegon U.S. Government Securities Service Class	1,651,134	2,542,422
TA BlackRock Global Real Estate Securities Service Class	664,115	1,044,404
TA BlackRock Government Money Market Service Class	1,453,525	1,664,540
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	35,981	201,562

22

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	$5,558	$329,164
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	33,057	366,113
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	17,562	9,741
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	8,351	10,378
TA BlackRock iShares Edge 40 Service Class	30,729	99,457
TA BlackRock Tactical Allocation Service Class	83,465	181,303
TA International Focus Service Class	143,593	529,781
TA Janus Balanced Service Class	810,846	413,523
TA Janus Mid-Cap Growth Service Class	1,326,018	1,502,892
TA JPMorgan Asset Allocation - Conservative Service Class	1,713,490	4,529,736
TA JPMorgan Asset Allocation - Growth Service Class	3,597,118	6,345,154
TA JPMorgan Asset Allocation - Moderate Service Class	2,412,256	8,806,791
TA JPMorgan Asset Allocation - Moderate Growth Service Class	8,298,300	24,383,216
TA JPMorgan Core Bond Service Class	805,938	673,263
TA JPMorgan Enhanced Index Service Class	722,023	1,029,704
TA JPMorgan International Moderate Growth Service Class	545,922	1,967,217
TA JPMorgan Tactical Allocation Service Class	632,736	607,645
TA Managed Risk - Balanced ETF Service Class	49,760	222,896
TA Managed Risk - Conservative ETF Service Class	14,704	282,223
TA Managed Risk - Growth ETF Service Class	119,889	718,655
TA Market Participation Strategy Service Class	230,417	47,318
TA Morgan Stanley Capital Growth Service Class	6,017,768	4,232,561
TA Multi-Managed Balanced Service Class	2,313,342	4,105,612
TA PIMCO Tactical - Balanced Service Class	49,623	34,367
TA PIMCO Tactical - Conservative Service Class	47,281	196,369
TA PIMCO Tactical - Growth Service Class	71,553	172,940
TA PIMCO Total Return Service Class	1,330,280	1,866,115
TA Small/Mid Cap Value Service Class	747,251	2,941,436
TA T. Rowe Price Small Cap Service Class	572,707	1,146,763
TA WMC US Growth Service Class	3,700,211	3,093,004

23

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	2,294	(66,266)	(63,972)	13,579	(100,151)	(86,572)
Fidelity® VIP Index 500 Service Class 2	85,740	(189,560)	(103,820)	233,032	(796,391)	(563,359)
Franklin Allocation Class 4 Shares	-	(97,071)	(97,071)	23	(29,609)	(29,586)
ProFund Access VP High Yield	7,417	(1,282)	6,135	2,556	(5,322)	(2,766)
ProFund VP Asia 30	114,128	(128,293)	(14,165)	459,115	(702,095)	(242,980)
ProFund VP Basic Materials	19,983	(19,551)	432	673,556	(761,567)	(88,011)
ProFund VP Bull	7,053	(33,073)	(26,020)	66,349	(104,667)	(38,318)
ProFund VP Consumer Services	22,826	(13,659)	9,167	24,622	(23,057)	1,565
ProFund VP Emerging Markets	73,143	(164,327)	(91,184)	714,526	(907,590)	(193,064)
ProFund VP Europe 30	239,975	(314,222)	(74,247)	904,904	(1,099,623)	(194,719)
ProFund VP Falling U.S. Dollar	60,913	(67,635)	(6,722)	930,215	(991,349)	(61,134)
ProFund VP Financials	103,691	(240,149)	(136,458)	156,067	(332,093)	(176,026)
ProFund VP Government Money Market	2,104,050	(2,195,120)	(91,070)	7,756,520	(4,231,290)	3,525,230
ProFund VP International	121,124	(138,128)	(17,004)	22,097	(34,034)	(11,937)
ProFund VP Japan	-	(37,073)	(37,073)	52,491	(165,607)	(113,116)
ProFund VP Mid-Cap	143,706	(99,749)	43,957	21,397	(101,921)	(80,524)
ProFund VP NASDAQ-100	60,471	(48,054)	12,417	150,718	(262,119)	(111,401)
ProFund VP Oil & Gas	190,478	(411,207)	(220,729)	2,126,510	(2,108,006)	18,504
ProFund VP Pharmaceuticals	4,316	(32,016)	(27,700)	76,200	(61,248)	14,952
ProFund VP Precious Metals	90,589	(53,499)	37,090	1,535,252	(1,523,169)	12,083
ProFund VP Short Emerging Markets	20,528	(11,025)	9,503	539,858	(542,044)	(2,186)
ProFund VP Short International	367	(952)	(585)	880,431	(879,485)	946
ProFund VP Short NASDAQ-100	3,696,011	(1,302,488)	2,393,523	8,899,498	(8,889,400)	10,098
ProFund VP Short Small-Cap	446,611	(447,439)	(828)	1,975,345	(1,978,849)	(3,504)
ProFund VP Small-Cap	17,687	(76,052)	(58,365)	160,281	(134,824)	25,457
ProFund VP Small-Cap Value	105,739	(249,353)	(143,614)	356,012	(371,981)	(15,969)
ProFund VP Telecommunications	2,930	(7,702)	(4,772)	18,040	(5,232)	12,808

24

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
ProFund VP U.S. Government Plus	1,863	(8,855)	(6,992)	131,497	(137,545)	(6,048)
ProFund VP UltraSmall-Cap	32,362	(45,410)	(13,048)	34,799	(101,201)	(66,402)
ProFund VP Utilities	19,869	(116,942)	(97,073)	270,194	(319,623)	(49,429)
TA Aegon High Yield Bond Service Class	39,019	(268,111)	(229,092)	137,651	(370,249)	(232,598)
TA Aegon Sustainable Equity Income Service Class	115,884	(572,245)	(456,361)	386,046	(679,578)	(293,532)
TA Aegon U.S. Government Securities Service Class	953,325	(1,799,594)	(846,269)	14,372,990	(15,107,396)	(734,406)
TA BlackRock Global Real Estate Securities Service Class	238,362	(362,237)	(123,875)	112,834	(337,548)	(224,714)
TA BlackRock Government Money Market Service Class	1,557,916	(1,721,476)	(163,560)	4,123,209	(3,785,733)	337,476
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	10,153	(139,389)	(129,236)	211,706	(142,138)	69,568
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	117	(244,137)	(244,020)	242,415	(288,641)	(46,226)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	20,024	(248,657)	(228,633)	67,464	(157,842)	(90,378)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	283	(5,288)	(5,005)	36,521	(34,609)	1,912
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	-	(6,304)	(6,304)	65,532	(33,958)	31,574
TA BlackRock iShares Edge 40 Service Class	8,300	(52,741)	(44,441)	14,154	(81,627)	(67,473)
TA BlackRock Tactical Allocation Service Class	315	(110,650)	(110,335)	316,697	(1,185,615)	(868,918)
TA International Focus Service Class	75,016	(303,344)	(228,328)	250,231	(473,402)	(223,171)
TA Janus Balanced Service Class	358,616	(192,483)	166,133	299,512	(297,243)	2,269
TA Janus Mid-Cap Growth Service Class	167,229	(366,832)	(199,603)	265,987	(340,114)	(74,127)
TA JPMorgan Asset Allocation - Conservative Service Class	480,186	(2,235,889)	(1,755,703)	685,370	(2,133,977)	(1,448,607)
TA JPMorgan Asset Allocation - Growth Service Class	155,430	(1,949,292)	(1,793,862)	1,768,516	(3,490,736)	(1,722,220)
TA JPMorgan Asset Allocation - Moderate Service Class	437,420	(3,586,547)	(3,149,127)	816,857	(6,093,965)	(5,277,108)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	340,749	(8,766,425)	(8,425,676)	3,265,695	(14,630,532)	(11,364,837)
TA JPMorgan Core Bond Service Class	386,524	(391,833)	(5,309)	663,058	(610,022)	53,036
TA JPMorgan Enhanced Index Service Class	49,281	(251,247)	(201,966)	76,925	(210,998)	(134,073)
TA JPMorgan International Moderate Growth Service Class	295,045	(1,246,614)	(951,569)	448,521	(1,780,345)	(1,331,824)
TA JPMorgan Tactical Allocation Service Class	247,789	(369,956)	(122,167)	337,411	(417,625)	(80,214)

25

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Managed Risk - Balanced ETF Service Class	6,193	(135,708)	(129,515)	10,843	(131,438)	(120,595)
TA Managed Risk - Conservative ETF Service Class	6,280	(186,412)	(180,132)	26,952	(377,285)	(350,333)
TA Managed Risk - Growth ETF Service Class	2,029	(396,475)	(394,446)	65,512	(358,857)	(293,345)
TA Market Participation Strategy Service Class	104,384	(22,623)	81,761	111,329	(54,022)	57,307
TA Morgan Stanley Capital Growth Service Class	207,542	(492,137)	(284,595)	248,314	(825,003)	(576,689)
TA Multi-Managed Balanced Service Class	280,744	(1,174,250)	(893,506)	1,216,464	(1,042,606)	173,858
TA PIMCO Tactical - Balanced Service Class	16,839	(20,866)	(4,027)	114,951	(120,061)	(5,110)
TA PIMCO Tactical - Conservative Service Class	13,612	(144,648)	(131,036)	283,178	(381,869)	(98,691)
TA PIMCO Tactical - Growth Service Class	22,387	(116,145)	(93,758)	282,043	(95,675)	186,368
TA PIMCO Total Return Service Class	526,209	(1,125,856)	(599,647)	843,862	(1,660,686)	(816,824)
TA Small/Mid Cap Value Service Class	148,295	(576,627)	(428,332)	462,384	(865,109)	(402,725)
TA T. Rowe Price Small Cap Service Class	31,789	(225,023)	(193,234)	218,629	(376,305)	(157,676)
TA WMC US Growth Service Class	106,387	(562,579)	(456,192)	349,017	(1,066,629)	(717,612)

26

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$5,838	$(161,793)	$(155,955)	$27,941	$(209,582)	$(181,641)
Fidelity® VIP Index 500 Service Class 2	328,083	(707,716)	(379,633)	703,368	(2,224,173)	(1,520,805)
Franklin Allocation Class 4 Shares	-	(256,550)	(256,550)	48	(64,043)	(63,995)
ProFund Access VP High Yield	13,829	(2,404)	11,425	4,652	(9,613)	(4,961)
ProFund VP Asia 30	172,985	(173,926)	(941)	463,888	(679,825)	(215,937)
ProFund VP Basic Materials	34,397	(31,500)	2,897	764,280	(843,341)	(79,061)
ProFund VP Bull	16,689	(79,671)	(62,982)	118,904	(190,111)	(71,207)
ProFund VP Consumer Services	82,535	(52,549)	29,986	72,193	(62,416)	9,777
ProFund VP Emerging Markets	84,446	(178,612)	(94,166)	606,510	(747,912)	(141,402)
ProFund VP Europe 30	217,748	(309,572)	(91,824)	706,440	(872,936)	(166,496)
ProFund VP Falling U.S. Dollar	37,518	(41,012)	(3,494)	548,261	(572,690)	(24,429)
ProFund VP Financials	137,274	(332,036)	(194,762)	143,909	(327,004)	(183,095)
ProFund VP Government Money Market	1,842,845	(1,919,053)	(76,208)	6,862,802	(3,736,004)	3,126,798
ProFund VP International	110,858	(125,790)	(14,932)	15,808	(23,927)	(8,119)
ProFund VP Japan	-	(42,558)	(42,558)	46,592	(157,175)	(110,583)
ProFund VP Mid-Cap	319,564	(229,379)	90,185	38,348	(164,357)	(126,009)
ProFund VP NASDAQ-100	323,826	(256,240)	67,586	575,852	(938,128)	(362,276)
ProFund VP Oil & Gas	120,125	(246,159)	(126,034)	1,018,322	(991,367)	26,955
ProFund VP Pharmaceuticals	9,356	(70,985)	(61,629)	131,342	(109,532)	21,810
ProFund VP Precious Metals	67,810	(35,234)	32,576	856,477	(964,571)	(108,094)
ProFund VP Short Emerging Markets	3,069	(1,667)	1,402	131,003	(129,098)	1,905
ProFund VP Short International	88	(225)	(137)	305,276	(306,321)	(1,045)
ProFund VP Short NASDAQ-100	197,341	(66,563)	130,778	824,928	(798,511)	26,417
ProFund VP Short Small-Cap	41,393	(38,034)	3,359	326,831	(324,755)	2,076
ProFund VP Small-Cap	38,598	(158,042)	(119,444)	206,458	(155,583)	50,875
ProFund VP Small-Cap Value	224,628	(519,140)	(294,512)	502,158	(522,333)	(20,175)
ProFund VP Telecommunications	3,408	(9,501)	(6,093)	16,102	(4,946)	11,156

27

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
ProFund VP U.S. Government Plus	$3,728	$(18,020)	$(14,292)	$334,717	$(339,706)	$(4,989)
ProFund VP UltraSmall-Cap	83,747	(107,305)	(23,558)	45,727	(130,893)	(85,166)
ProFund VP Utilities	37,535	(217,534)	(179,999)	461,483	(542,733)	(81,250)
TA Aegon High Yield Bond Service Class	88,801	(617,504)	(528,703)	278,556	(762,212)	(483,656)
TA Aegon Sustainable Equity Income Service Class	294,056	(1,454,792)	(1,160,736)	795,359	(1,401,897)	(606,538)
TA Aegon U.S. Government Securities Service Class	1,315,824	(2,485,798)	(1,169,974)	19,921,092	(21,255,302)	(1,334,210)
TA BlackRock Global Real Estate Securities Service Class	594,917	(1,004,847)	(409,930)	237,010	(730,135)	(493,125)
TA BlackRock Government Money Market Service Class	1,458,220	(1,609,590)	(151,370)	3,928,427	(3,608,653)	319,774
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	14,124	(189,415)	(175,291)	256,210	(181,666)	74,544
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	158	(320,661)	(320,503)	293,363	(339,730)	(46,367)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	28,201	(352,696)	(324,495)	85,648	(207,671)	(122,023)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	353	(7,178)	(6,825)	44,225	(42,383)	1,842
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	-	(9,107)	(9,107)	83,301	(45,282)	38,019
TA BlackRock iShares Edge 40 Service Class	14,607	(93,138)	(78,531)	22,473	(131,246)	(108,773)
TA BlackRock Tactical Allocation Service Class	459	(161,219)	(160,760)	409,867	(1,528,397)	(1,118,530)
TA International Focus Service Class	122,016	(500,937)	(378,921)	301,723	(537,068)	(235,345)
TA Janus Balanced Service Class	694,410	(385,195)	309,215	527,321	(504,272)	23,049
TA Janus Mid-Cap Growth Service Class	667,826	(1,440,229)	(772,403)	795,381	(968,960)	(173,579)
TA JPMorgan Asset Allocation - Conservative Service Class	914,876	(4,241,561)	(3,326,685)	1,135,200	(3,592,435)	(2,457,235)
TA JPMorgan Asset Allocation - Growth Service Class	462,922	(5,825,413)	(5,362,491)	3,754,450	(6,871,698)	(3,117,248)
TA JPMorgan Asset Allocation - Moderate Service Class	951,486	(7,951,665)	(7,000,179)	1,536,650	(11,345,415)	(9,808,765)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	865,180	(22,088,120)	(21,222,940)	6,528,842	(28,676,958)	(22,148,116)
TA JPMorgan Core Bond Service Class	602,803	(626,789)	(23,986)	1,062,275	(968,148)	94,127

28

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA JPMorgan Enhanced Index Service Class	$201,308	$(973,917)	$(772,609)	$216,594	$(547,070)	$(330,476)
TA JPMorgan International Moderate Growth Service Class	430,639	(1,847,054)	(1,416,415)	532,180	(2,104,532)	(1,572,352)
TA JPMorgan Tactical Allocation Service Class	377,248	(566,651)	(189,403)	478,639	(574,797)	(96,158)
TA Managed Risk - Balanced ETF Service Class	10,136	(212,933)	(202,797)	15,511	(188,548)	(173,037)
TA Managed Risk - Conservative ETF Service Class	9,722	(279,348)	(269,626)	35,904	(567,368)	(531,464)
TA Managed Risk - Growth ETF Service Class	3,283	(690,891)	(687,608)	93,959	(528,296)	(434,337)
TA Market Participation Strategy Service Class	178,047	(40,789)	137,258	177,753	(86,867)	90,886
TA Morgan Stanley Capital Growth Service Class	1,776,414	(4,042,138)	(2,265,724)	1,271,206	(3,875,842)	(2,604,636)
TA Multi-Managed Balanced Service Class	876,400	(3,823,330)	(2,946,930)	3,330,608	(2,731,558)	599,050
TA PIMCO Tactical - Balanced Service Class	24,192	(29,359)	(5,167)	148,496	(156,918)	(8,422)
TA PIMCO Tactical - Conservative Service Class	18,368	(191,386)	(173,018)	349,781	(456,914)	(107,133)
TA PIMCO Tactical - Growth Service Class	31,059	(165,983)	(134,924)	357,926	(118,709)	239,217
TA PIMCO Total Return Service Class	832,629	(1,782,765)	(950,136)	1,297,212	(2,592,072)	(1,294,860)
TA Small/Mid Cap Value Service Class	699,615	(2,760,000)	(2,060,385)	1,486,196	(2,800,677)	(1,314,481)
TA T. Rowe Price Small Cap Service Class	155,495	(1,097,554)	(942,059)	825,908	(1,220,821)	(394,913)
TA WMC US Growth Service Class	543,675	(2,812,892)	(2,269,217)	1,261,583	(3,936,102)	(2,674,519)

29

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2021	436,748	$2.65	to	$13.73	$ 1,137,287	0.25%	1.45%	to	2.70%	11.74%	to	10.38%
12/31/2020	500,720	2.37	to	12.43	1,167,129	2.20	1.45	to	2.70	7.69	to	6.38
12/31/2019	587,292	2.20	to	11.69	1,273,502	2.33	1.45	to	2.70	16.51	to	15.10
12/31/2018	641,437	1.89	to	10.16	1,194,643	1.68	1.45	to	2.70	(7.76)	to	(8.88)
12/31/2017	714,562	2.05	to	11.15	1,446,397	1.81	1.45	to	2.70	13.97	to	12.98
Fidelity® VIP Index 500 Service Class 2
12/31/2021	2,254,377	4.58	to	19.98	10,230,806	1.05	1.25	to	2.50	26.68	to	25.13
12/31/2020	2,358,197	3.61	to	15.97	8,457,444	1.55	1.25	to	2.50	16.49	to	15.07
12/31/2019	2,921,556	3.10	to	13.88	9,004,198	1.77	1.25	to	2.50	29.40	to	27.83
12/31/2018	3,060,235	2.40	to	10.85	7,286,441	1.53	1.25	to	2.50	(5.91)	to	(7.07)
12/31/2017	3,338,799	2.55	to	11.68	8,445,673	1.61	1.25	to	2.50	19.91	to	18.86
Franklin Allocation Class 4 Shares
12/31/2021	459,622	2.72	to	13.06	1,243,190	1.64	1.40	to	2.65	10.00	to	8.66
12/31/2020	556,693	2.47	to	12.02	1,369,446	1.34	1.40	to	2.65	10.21	to	8.87
12/31/2019	586,279	2.24	to	11.04	1,309,253	3.10	1.40	to	2.65	17.91	to	16.48
12/31/2018	817,436	1.90	to	9.48	1,549,711	2.83	1.40	to	2.65	(10.84)	to	(11.93)
12/31/2017	850,674	2.13	to	10.76	1,809,391	2.48	1.40	to	2.65	10.24	to	9.27
ProFund Access VP High Yield
12/31/2021	151,409	1.90	to	10.32	281,052	2.44	1.25	to	2.50	(0.97)	to	(2.17)
12/31/2020	145,274	1.92	to	10.55	272,799	5.37	1.25	to	2.50	(1.30)	to	(2.50)
12/31/2019	148,040	1.95	to	10.82	282,092	4.88	1.25	to	2.50	11.04	to	9.69
12/31/2018	171,543	1.75	to	9.86	295,335	2.44	1.25	to	2.50	(1.85)	to	(3.05)
12/31/2017	295,841	1.78	to	10.17	521,710	3.79	1.25	to	2.50	3.50	to	2.59
ProFund VP Asia 30
12/31/2021	359,202	1.11	to	13.06	395,791	-	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2020	373,367	1.38	to	16.43	511,365	0.94	1.25	to	2.50	33.87	to	32.24
12/31/2019	616,347	1.03	to	12.42	630,148	0.20	1.25	to	2.50	24.75	to	23.22
12/31/2018	380,159	0.83	to	10.08	310,684	0.41	1.25	to	2.50	(19.61)	to	(20.59)
12/31/2017	681,563	1.03	to	12.70	694,995	-	1.25	to	2.50	31.24	to	30.09
ProFund VP Basic Materials
12/31/2021	191,905	1.86	to	15.07	353,691	0.29	1.25	to	2.50	24.08	to	22.57
12/31/2020	191,473	1.50	to	12.29	284,603	0.58	1.25	to	2.50	15.05	to	13.64
12/31/2019	279,484	1.31	to	10.82	361,818	0.34	1.25	to	2.50	16.27	to	14.85
12/31/2018	243,256	1.12	to	9.42	270,799	0.42	1.25	to	2.50	(18.68)	to	(19.68)
12/31/2017	348,627	1.38	to	11.73	477,771	0.40	1.25	to	2.50	21.44	to	20.38
ProFund VP Bull
12/31/2021	204,419	2.67	to	18.45	535,633	-	1.25	to	2.50	24.77	to	23.25
12/31/2020	230,439	2.14	to	14.97	485,037	0.10	1.25	to	2.50	14.60	to	13.20
12/31/2019	268,757	1.87	to	13.23	492,698	0.32	1.25	to	2.50	27.29	to	25.74
12/31/2018	245,778	1.47	to	10.52	353,365	-	1.25	to	2.50	(7.31)	to	(8.45)
12/31/2017	418,686	1.58	to	11.49	651,950	-	1.25	to	2.50	17.87	to	16.84
ProFund VP Consumer Services
12/31/2021	110,232	3.89	to	18.31	414,798	-	1.25	to	2.50	8.87	to	7.54
12/31/2020	101,065	3.57	to	17.02	350,129	-	1.25	to	2.50	26.76	to	25.22
12/31/2019	99,500	2.82	to	13.60	272,733	-	1.25	to	2.50	23.10	to	21.60
12/31/2018	108,868	2.29	to	11.18	242,989	-	1.25	to	2.50	(0.63)	to	(1.85)
12/31/2017	197,359	2.31	to	11.39	448,031	-	1.25	to	2.50	16.91	to	15.88

30

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
ProFund VP Emerging Markets
12/31/2021	842,905	$0.89	to	$12.56	$ 743,390	-%	1.25%	to	2.50%	(19.03	) %	to	(20.01	) %
12/31/2020	934,089	1.10	to	15.70	1,017,794	0.56	1.25	to	2.50	25.16		to	23.63
12/31/2019	1,127,153	0.88	to	12.70	979,098	0.50	1.25	to	2.50	22.70		to	21.20
12/31/2018	1,268,513	0.71	to	10.48	900,403	0.23	1.25	to	2.50	(16.32)		to	(17.35)
12/31/2017	1,600,587	0.85	to	12.68	1,354,567	0.06	1.25	to	2.50	31.62		to	30.46
ProFund VP Europe 30
12/31/2021	25,220	1.02	to	11.92	25,459	0.95	1.25	to	2.50	22.99		to	21.49
12/31/2020	99,467	0.83	to	9.81	80,433	4.18	1.25	to	2.50	(10.35)		to	(11.45)
12/31/2019	294,186	0.93	to	11.08	270,133	2.65	1.25	to	2.50	16.33		to	14.91
12/31/2018	146,715	0.80	to	9.64	114,627	2.73	1.25	to	2.50	(15.19)		to	(16.24)
12/31/2017	253,372	0.94	to	11.51	233,725	2.57	1.25	to	2.50	18.24		to	17.20
ProFund VP Falling U.S. Dollar
12/31/2021	9,305	0.57	to	8.48	5,241	-	1.25	to	2.50	(9.17)		to	(10.28)
12/31/2020	16,027	0.63	to	9.45	9,956	0.19	1.25	to	2.50	3.51		to	2.25
12/31/2019	77,161	0.61	to	9.24	46,586	0.07	1.25	to	2.50	(3.54)		to	(4.72)
12/31/2018	434,726	0.63	to	9.70	272,662	-	1.25	to	2.50	(7.47)		to	(8.61)
12/31/2017	32,617	0.68	to	10.62	21,400	-	1.25	to	2.50	7.12		to	6.18
ProFund VP Financials
12/31/2021	276,243	1.47	to	15.29	397,657	0.35	1.25	to	2.50	28.50		to	26.93
12/31/2020	412,701	1.14	to	12.04	459,435	0.66	1.25	to	2.50	(2.98)		to	(4.17)
12/31/2019	588,727	1.18	to	12.57	678,227	0.50	1.25	to	2.50	28.66		to	27.09
12/31/2018	533,783	0.92	to	9.89	478,685	0.35	1.25	to	2.50	(11.54)		to	(12.63)
12/31/2017	643,575	1.04	to	11.32	653,816	0.37	1.25	to	2.50	16.73		to	15.71
ProFund VP Government Money Market
12/31/2021	4,191,435	0.87	to	8.95	3,632,084	0.01	1.25	to	2.50	(1.22)		to	(2.43)
12/31/2020	4,282,505	0.88	to	9.18	3,758,038	0.03	1.25	to	2.50	(1.19)		to	(2.40)
12/31/2019	757,275	0.89	to	9.40	665,533	0.86	1.25	to	2.50	(0.47)		to	(1.69)
12/31/2018	2,893,310	0.90	to	9.56	2,548,636	0.44	1.25	to	2.50	(0.83)		to	(2.04)
12/31/2017	1,458,991	0.90	to	9.76	1,299,994	0.02	1.25	to	2.50	(1.21)		to	(2.08)
ProFund VP International
12/31/2021	479,474	0.92	to	12.14	436,408	-	1.25	to	2.50	7.48		to	6.17
12/31/2020	496,478	0.86	to	11.43	420,935	0.51	1.25	to	2.50	3.60		to	2.34
12/31/2019	508,415	0.83	to	11.17	416,523	0.27	1.25	to	2.50	17.80		to	16.36
12/31/2018	521,591	0.70	to	9.60	362,951	-	1.25	to	2.50	(16.81)		to	(17.83)
12/31/2017	906,815	0.85	to	11.68	757,960	-	1.25	to	2.50	20.30		to	19.24
ProFund VP Japan
12/31/2021	12,753	1.15	to	12.98	14,651	-	1.25	to	2.50	2.61		to	1.36
12/31/2020	49,826	1.12	to	12.80	55,938	0.28	1.25	to	2.50	14.50		to	13.11
12/31/2019	162,942	0.98	to	11.32	159,858	0.07	1.25	to	2.50	18.52		to	17.07
12/31/2018	50,471	0.83	to	9.67	41,754	-	1.25	to	2.50	(12.73)		to	(13.80)
12/31/2017	163,992	0.95	to	11.22	155,564	-	1.25	to	2.50	16.99		to	15.97
ProFund VP Mid-Cap
12/31/2021	279,343	2.42	to	14.31	664,585	-	1.25	to	2.50	20.70		to	19.23
12/31/2020	235,386	2.01	to	12.00	463,982	0.98	1.25	to	2.50	9.39		to	8.06
12/31/2019	315,910	1.84	to	11.11	572,449	0.17	1.25	to	2.50	22.00		to	20.51
12/31/2018	353,354	1.50	to	9.22	523,610	-	1.25	to	2.50	(13.94)		to	(15.00)
12/31/2017	412,088	1.75	to	10.84	710,295	-	1.25	to	2.50	12.04		to	11.05
ProFund VP NASDAQ-100
12/31/2021	226,563	6.15	to	27.68	1,370,651	-	1.25	to	2.50	23.26		to	21.76
12/31/2020	214,146	4.99	to	22.73	1,050,215	-	1.25	to	2.50	43.77		to	42.02
12/31/2019	325,547	3.47	to	16.01	1,107,920	-	1.25	to	2.50	35.01		to	33.37
12/31/2018	370,621	2.57	to	12.00	935,395	-	1.25	to	2.50	(3.09)		to	(4.28)
12/31/2017	485,985	2.65	to	12.54	1,272,527	-	1.25	to	2.50	28.77		to	27.64

31

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
ProFund VP Oil & Gas
12/31/2021	434,161	$0.73	to	$7.30	$ 312,097	1.67%	1.25%	to	2.50%	50.06%	to	48.23%
12/31/2020	654,890	0.48	to	4.92	314,242	2.48	1.25	to	2.50	(35.27)	to	(36.06)
12/31/2019	636,386	0.75	to	7.70	471,705	1.56	1.25	to	2.50	7.18	to	5.87
12/31/2018	609,375	0.70	to	7.27	420,002	1.64	1.25	to	2.50	(21.21)	to	(22.18)
12/31/2017	795,580	0.89	to	9.35	697,939	1.20	1.25	to	2.50	(4.37)	to	(5.21)
ProFund VP Pharmaceuticals
12/31/2021	143,553	2.41	to	12.83	336,595	0.27	1.25	to	2.50	9.83	to	8.49
12/31/2020	171,253	2.19	to	11.83	367,727	0.11	1.25	to	2.50	11.12	to	9.77
12/31/2019	156,301	1.97	to	10.78	301,683	0.83	1.25	to	2.50	12.63	to	11.26
12/31/2018	166,302	1.75	to	9.69	285,947	1.05	1.25	to	2.50	(7.36)	to	(8.50)
12/31/2017	189,802	1.89	to	10.59	352,170	0.95	1.25	to	2.50	9.00	to	8.04
ProFund VP Precious Metals
12/31/2021	495,382	0.63	to	12.76	309,341	-	1.25	to	2.50	(10.06)	to	(11.16)
12/31/2020	458,292	0.70	to	14.37	318,233	0.26	1.25	to	2.50	22.57	to	21.08
12/31/2019	446,209	0.57	to	11.87	252,786	0.04	1.25	to	2.50	44.18	to	42.42
12/31/2018	466,966	0.40	to	8.33	183,594	-	1.25	to	2.50	(14.54)	to	(15.59)
12/31/2017	785,758	0.47	to	9.87	361,416	-	1.25	to	2.50	3.98	to	3.07
ProFund VP Short Emerging Markets
12/31/2021	209,945	0.16	to	4.37	33,172	-	1.25	to	2.50	8.60	to	7.27
12/31/2020	200,442	0.15	to	4.07	29,187	0.69	1.25	to	2.50	(32.60)	to	(33.42)
12/31/2019	202,628	0.22	to	6.12	43,833	0.39	1.25	to	2.50	(21.97)	to	(22.92)
12/31/2018	194,940	0.28	to	7.94	54,088	-	1.25	to	2.50	11.19	to	9.83
12/31/2017	755,166	0.25	to	7.23	190,506	-	1.25	to	2.50	(28.73)	to	(29.36)
ProFund VP Short International
12/31/2021	69,832	0.22	to	4.90	15,026	-	1.25	to	2.50	(14.47)	to	(15.51)
12/31/2020	70,417	0.26	to	5.80	17,751	0.37	1.25	to	2.50	(17.97)	to	(18.97)
12/31/2019	69,471	0.32	to	7.16	21,382	0.33	1.25	to	2.50	(18.44)	to	(19.43)
12/31/2018	63,006	0.39	to	8.89	23,776	-	1.25	to	2.50	14.04	to	12.64
12/31/2017	318,340	0.34	to	7.89	107,432	-	1.25	to	2.50	(21.61)	to	(22.30)
ProFund VP Short NASDAQ-100
12/31/2021	2,801,492	0.04	to	2.01	114,767	-	1.25	to	2.50	(26.05)	to	(26.96)
12/31/2020	407,969	0.06	to	2.75	22,356	0.09	1.25	to	2.50	(43.48)	to	(44.17)
12/31/2019	397,871	0.10	to	4.93	38,608	0.05	1.25	to	2.50	(28.95)	to	(29.81)
12/31/2018	930,660	0.14	to	7.02	125,630	-	1.25	to	2.50	(4.09)	to	(5.27)
12/31/2017	1,728,934	0.14	to	7.41	247,840	-	1.25	to	2.50	(26.17)	to	(26.82)
ProFund VP Short Small-Cap
12/31/2021	210,171	0.08	to	3.74	16,648	-	1.25	to	2.50	(20.04)	to	(21.03)
12/31/2020	210,999	0.10	to	4.73	20,921	0.34	1.25	to	2.50	(32.80)	to	(33.63)
12/31/2019	214,503	0.15	to	7.13	31,660	0.09	1.25	to	2.50	(21.76)	to	(22.72)
12/31/2018	431,750	0.19	to	9.22	80,676	-	1.25	to	2.50	9.02	to	7.69
12/31/2017	218,070	0.18	to	8.57	37,793	-	1.25	to	2.50	(15.26)	to	(16.00)
ProFund VP Small-Cap
12/31/2021	182,539	2.12	to	13.82	378,656	-	1.25	to	2.50	11.49	to	10.13
12/31/2020	240,904	1.90	to	12.55	450,301	0.06	1.25	to	2.50	15.61	to	14.20
12/31/2019	215,447	1.64	to	10.99	348,108	-	1.25	to	2.50	22.08	to	20.59
12/31/2018	268,959	1.34	to	9.11	355,702	-	1.25	to	2.50	(13.97)	to	(15.03)
12/31/2017	227,094	1.56	to	10.73	350,069	-	1.25	to	2.50	11.04	to	10.07
ProFund VP Small-Cap Value
12/31/2021	143,171	2.25	to	12.91	319,546	0.09	1.25	to	2.50	26.97	to	25.42
12/31/2020	286,785	1.78	to	10.29	501,049	0.02	1.25	to	2.50	(0.19)	to	(1.40)
12/31/2019	302,754	1.78	to	10.44	530,800	-	1.25	to	2.50	21.05	to	19.57
12/31/2018	179,707	1.47	to	8.73	259,915	-	1.25	to	2.50	(15.28)	to	(16.32)
12/31/2017	195,558	1.73	to	10.43	335,935	0.01	1.25	to	2.50	8.36	to	7.41

32

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
ProFund VP Telecommunications
12/31/2021	30,329	$1.26	to	$10.13	$ 37,448	1.13%	1.25%	to	2.50%	16.95%	to	15.53%
12/31/2020	35,101	1.07	to	8.77	37,138	0.94	1.25	to	2.50	1.88	to	0.63
12/31/2019	22,293	1.05	to	8.71	22,975	2.96	1.25	to	2.50	13.35	to	11.97
12/31/2018	33,753	0.93	to	7.78	30,694	7.89	1.25	to	2.50	(16.16)	to	(17.19)
12/31/2017	214,363	1.11	to	9.40	233,498	3.79	1.25	to	2.50	(3.33)	to	(4.18)
ProFund VP U.S. Government Plus
12/31/2021	73,055	2.09	to	12.09	150,178	-	1.25	to	2.50	(8.23)	to	(9.35)
12/31/2020	80,047	2.27	to	13.34	179,238	0.04	1.25	to	2.50	19.20	to	17.75
12/31/2019	86,095	1.91	to	11.33	161,813	0.84	1.25	to	2.50	16.76	to	15.34
12/31/2018	113,345	1.63	to	9.82	182,750	0.94	1.25	to	2.50	(6.60)	to	(7.74)
12/31/2017	140,206	1.75	to	10.64	242,438	0.43	1.25	to	2.50	8.14	to	7.19
ProFund VP UltraSmall-Cap
12/31/2021	84,177	2.55	to	16.36	211,035	-	1.25	to	2.50	21.78	to	20.30
12/31/2020	97,225	2.09	to	13.60	200,789	0.12	1.25	to	2.50	14.95	to	13.55
12/31/2019	163,627	1.82	to	11.97	295,170	-	1.25	to	2.50	45.51	to	43.74
12/31/2018	134,449	1.25	to	8.33	166,576	-	1.25	to	2.50	(27.86)	to	(28.75)
12/31/2017	390,145	1.73	to	11.69	671,817	-	1.25	to	2.50	23.66	to	22.57
ProFund VP Utilities
12/31/2021	174,007	2.09	to	13.91	361,010	1.52	1.25	to	2.50	13.98	to	12.59
12/31/2020	271,080	1.84	to	12.36	490,320	1.65	1.25	to	2.50	(3.60)	to	(4.78)
12/31/2019	320,509	1.90	to	12.98	601,179	1.47	1.25	to	2.50	21.36	to	19.88
12/31/2018	368,158	1.57	to	10.83	571,239	2.12	1.25	to	2.50	1.61	to	0.36
12/31/2017	484,500	1.54	to	10.79	741,631	2.45	1.25	to	2.50	9.28	to	8.32
TA Aegon High Yield Bond Service Class
12/31/2021	637,736	2.37	to	11.62	1,469,381	5.10	1.25	to	2.50	4.94	to	3.66
12/31/2020	866,828	2.26	to	11.21	1,912,066	6.07	1.25	to	2.50	3.39	to	2.12
12/31/2019	1,099,426	2.19	to	10.97	2,349,215	5.39	1.25	to	2.50	12.57	to	11.19
12/31/2018	1,380,618	1.94	to	9.87	2,623,224	5.83	1.25	to	2.50	(3.92)	to	(5.09)
12/31/2017	1,727,975	2.02	to	10.40	3,424,379	5.50	1.25	to	2.50	5.89	to	4.96
TA Aegon Sustainable Equity Income Service Class
12/31/2021	2,603,142	2.83	to	12.42	7,209,147	1.86	1.25	to	2.50	20.61	to	19.14
12/31/2020	3,059,503	2.35	to	10.42	7,028,245	2.77	1.25	to	2.50	(8.73)	to	(9.84)
12/31/2019	3,353,035	2.57	to	11.56	8,450,480	2.18	1.25	to	2.50	22.05	to	20.56
12/31/2018	3,629,704	2.11	to	9.59	7,514,968	1.90	1.25	to	2.50	(12.78)	to	(13.85)
12/31/2017	4,168,106	2.42	to	11.13	9,905,768	2.13	1.25	to	2.50	14.70	to	13.69
TA Aegon U.S. Government Securities Service Class
12/31/2021	3,113,918	1.40	to	10.19	4,268,511	1.54	1.25	to	2.50	(3.74)	to	(4.91)
12/31/2020	3,960,187	1.45	to	10.72	5,627,969	1.19	1.25	to	2.50	7.32	to	6.01
12/31/2019	4,694,593	1.35	to	10.11	6,205,579	1.53	1.25	to	2.50	5.04	to	3.75
12/31/2018	11,932,579	1.29	to	9.75	15,011,721	2.33	1.25	to	2.50	(1.23)	to	(2.44)
12/31/2017	7,240,818	1.30	to	9.99	9,244,896	2.51	1.25	to	2.50	1.10	to	0.21
TA BlackRock Global Real Estate Securities Service Class
12/31/2021	1,119,813	3.01	to	13.58	3,309,394	2.19	1.25	to	2.50	24.30	to	22.78
12/31/2020	1,243,688	2.42	to	11.06	2,954,652	11.38	1.25	to	2.50	(1.74)	to	(2.94)
12/31/2019	1,468,402	2.47	to	11.40	3,551,750	0.59	1.25	to	2.50	23.34	to	21.84
12/31/2018	1,602,414	2.00	to	9.35	3,146,850	7.64	1.25	to	2.50	(11.44)	to	(12.53)
12/31/2017	2,069,632	2.26	to	10.69	4,591,272	3.25	1.25	to	2.50	9.65	to	8.68
TA BlackRock Government Money Market Service Class
12/31/2021	4,502,067	0.95	to	9.09	4,193,246	0.00	1.25	to	2.50	(1.23)	to	(2.44)
12/31/2020	4,665,627	0.96	to	9.32	4,404,296	0.23	1.25	to	2.50	(0.99)	to	(2.20)
12/31/2019	4,328,151	0.97	to	9.53	4,135,113	1.71	1.25	to	2.50	0.46	to	(0.76)
12/31/2018	5,024,121	0.97	to	9.60	4,765,925	0.81	1.25	to	2.50	(0.41)	to	(1.63)
12/31/2017	4,989,337	0.97	to	9.76	4,762,191	0.01	1.25	to	2.50	(1.22)	to	(2.09)

33

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2021	585,128	$1.43	to	$11.94	$ 827,387	1.02%	1.25%	to	2.50%	4.44%	to	3.16%
12/31/2020	714,364	1.37	to	11.57	966,134	2.05	1.25	to	2.50	5.34	to	4.05
12/31/2019	644,796	1.30	to	11.12	831,223	1.98	1.25	to	2.50	9.86	to	8.52
12/31/2018	665,900	1.19	to	10.25	782,653	1.37	1.25	to	2.50	(4.10)	to	(5.27)
12/31/2017	1,068,063	1.24	to	10.82	1,305,206	1.43	1.25	to	2.50	10.32	to	9.35
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2021	430,594	1.41	to	12.04	603,493	0.85	1.25	to	2.50	6.99	to	5.69
12/31/2020	674,614	1.32	to	11.40	881,323	1.97	1.25	to	2.50	1.97	to	0.73
12/31/2019	720,840	1.30	to	11.31	924,013	1.85	1.25	to	2.50	9.76	to	8.42
12/31/2018	554,814	1.18	to	10.43	650,574	1.37	1.25	to	2.50	(5.36)	to	(6.52)
12/31/2017	668,394	1.25	to	11.16	829,118	1.52	1.25	to	2.50	14.03	to	13.02
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2021	581,996	1.47	to	11.60	846,079	0.56	1.25	to	2.50	6.29	to	5.00
12/31/2020	810,629	1.39	to	11.05	1,108,545	1.83	1.25	to	2.50	(3.29)	to	(4.47)
12/31/2019	901,007	1.43	to	11.57	1,276,668	1.66	1.25	to	2.50	9.98	to	8.64
12/31/2018	951,959	1.30	to	10.65	1,228,504	1.47	1.25	to	2.50	(7.12)	to	(8.26)
12/31/2017	866,521	1.40	to	11.61	1,208,019	1.28	1.25	to	2.50	18.82	to	17.78
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2021	126,407	1.40	to	11.82	173,084	0.56	1.25	to	2.50	7.82	to	6.51
12/31/2020	131,412	1.30	to	11.10	167,370	1.68	1.25	to	2.50	(1.78)	to	(2.97)
12/31/2019	129,500	1.33	to	11.44	168,532	1.26	1.25	to	2.50	14.63	to	13.23
12/31/2018	331,044	1.16	to	10.11	379,563	1.29	1.25	to	2.50	(4.52)	to	(5.69)
12/31/2017	146,293	1.21	to	10.71	174,930	0.70	1.25	to	2.50	9.11	to	8.15
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2021	59,255	1.52	to	12.36	88,650	0.29	1.25	to	2.50	13.00	to	11.62
12/31/2020	65,559	1.35	to	11.08	87,005	2.62	1.25	to	2.50	(3.37)	to	(4.55)
12/31/2019	33,985	1.40	to	11.60	47,260	1.44	1.25	to	2.50	15.39	to	13.98
12/31/2018	39,992	1.21	to	10.18	48,222	0.38	1.25	to	2.50	(5.91)	to	(7.07)
12/31/2017	13,957	1.29	to	10.96	17,761	1.00	1.25	to	2.50	11.81	to	10.83
TA BlackRock iShares Edge 40 Service Class
12/31/2021	251,097	1.83	to	12.25	448,000	1.50	1.25	to	2.50	4.47	to	3.20
12/31/2020	295,538	1.75	to	11.87	506,248	2.25	1.25	to	2.50	8.10	to	6.78
12/31/2019	363,011	1.62	to	11.12	576,157	1.96	1.25	to	2.50	13.68	to	12.30
12/31/2018	415,146	1.42	to	9.90	580,671	1.58	1.25	to	2.50	(5.61)	to	(6.77)
12/31/2017	472,912	1.51	to	10.62	701,360	1.47	1.25	to	2.50	8.17	to	7.22
TA BlackRock Tactical Allocation Service Class
12/31/2021	940,880	1.52	to	13.37	1,409,175	2.46	1.25	to	2.50	6.31	to	5.01
12/31/2020	1,051,215	1.43	to	12.73	1,484,005	1.62	1.25	to	2.50	11.79	to	10.43
12/31/2019	1,920,133	1.28	to	11.53	2,431,775	2.23	1.25	to	2.50	15.61	to	14.20
12/31/2018	1,947,753	1.10	to	10.10	2,136,459	0.95	1.25	to	2.50	(5.60)	to	(6.76)
12/31/2017	2,491,523	1.17	to	10.83	2,899,470	1.47	1.25	to	2.50	10.31	to	9.34
TA International Focus Service Class
12/31/2021	1,303,065	1.71	to	15.52	2,186,183	1.06	1.25	to	2.50	9.26	to	7.93
12/31/2020	1,531,393	1.57	to	14.38	2,359,324	2.04	1.25	to	2.50	19.10	to	17.64
12/31/2019	1,754,564	1.31	to	12.22	2,270,646	1.27	1.25	to	2.50	25.83	to	24.30
12/31/2018	1,930,792	1.04	to	9.83	1,988,143	0.95	1.25	to	2.50	(18.97)	to	(19.96)
12/31/2017	2,423,439	1.29	to	12.28	3,084,499	1.19	1.25	to	2.50	25.42	to	24.32
TA Janus Balanced Service Class
12/31/2021	1,042,748	2.20	to	16.39	2,263,727	1.15	1.25	to	2.50	14.02	to	12.63
12/31/2020	876,615	1.93	to	14.55	1,672,231	1.51	1.25	to	2.50	12.90	to	11.53
12/31/2019	874,346	1.71	to	13.05	1,479,947	1.39	1.25	to	2.50	20.27	to	18.80
12/31/2018	893,638	1.42	to	10.98	1,259,176	1.30	1.25	to	2.50	(1.31)	to	(2.52)
12/31/2017	713,894	1.44	to	11.27	1,018,422	1.24	1.25	to	2.50	15.30	to	14.28

34

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Janus Mid-Cap Growth Service Class
12/31/2021	1,222,586	$4.28	to	$20.90	$5,110,793	0.10%	1.25%	to	2.50%	15.55%	to	14.14%
12/31/2020	1,422,189	3.70	to	18.31	5,157,477	0.04	1.25	to	2.50	17.46	to	16.03
12/31/2019	1,496,316	3.15	to	15.78	4,626,016	-	1.25	to	2.50	34.65	to	33.00
12/31/2018	1,660,431	2.34	to	11.86	3,821,175	-	1.25	to	2.50	(2.68)	to	(3.87)
12/31/2017	2,182,709	2.40	to	12.34	5,168,407	-	1.25	to	2.50	27.15	to	26.04
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2021	10,789,544	1.99	to	12.62	20,944,701	2.16	1.25	to	2.50	4.32	to	3.05
12/31/2020	12,545,247	1.91	to	12.25	23,349,463	2.27	1.25	to	2.50	9.87	to	8.53
12/31/2019	13,993,854	1.74	to	11.29	23,750,952	2.29	1.25	to	2.50	12.15	to	10.78
12/31/2018	17,383,280	1.55	to	10.19	26,356,321	1.54	1.25	to	2.50	(5.47)	to	(6.63)
12/31/2017	21,154,415	1.64	to	10.91	33,983,700	1.84	1.25	to	2.50	11.18	to	10.20
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2021	13,111,099	3.25	to	18.05	41,607,966	1.48	1.25	to	2.50	17.88	to	16.44
12/31/2020	14,904,961	2.76	to	15.50	40,167,885	1.49	1.25	to	2.50	22.82	to	21.33
12/31/2019	16,627,181	2.25	to	12.78	36,520,131	1.47	1.25	to	2.50	24.31	to	22.79
12/31/2018	18,860,098	1.81	to	10.41	33,358,951	1.61	1.25	to	2.50	(11.81)	to	(12.90)
12/31/2017	23,894,439	2.05	to	11.95	47,966,990	1.23	1.25	to	2.50	22.84	to	21.76
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2021	27,544,701	2.33	to	13.67	62,635,456	1.69	1.25	to	2.50	7.59	to	6.28
12/31/2020	30,693,828	2.17	to	12.86	64,978,923	1.97	1.25	to	2.50	10.89	to	9.54
12/31/2019	35,970,936	1.96	to	11.74	68,726,479	1.95	1.25	to	2.50	14.74	to	13.34
12/31/2018	41,192,568	1.71	to	10.36	68,661,261	1.50	1.25	to	2.50	(6.52)	to	(7.67)
12/31/2017	49,698,651	1.82	to	11.22	88,814,022	1.64	1.25	to	2.50	14.69	to	13.68
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2021	63,399,434	2.69	to	15.11	165,954,444	1.94	1.25	to	2.50	12.30	to	10.93
12/31/2020	71,825,110	2.40	to	13.62	167,676,534	1.81	1.25	to	2.50	13.25	to	11.87
12/31/2019	83,189,947	2.12	to	12.18	171,794,837	1.93	1.25	to	2.50	18.31	to	16.87
12/31/2018	93,446,518	1.79	to	10.42	163,352,079	1.64	1.25	to	2.50	(8.47)	to	(9.59)
12/31/2017	110,271,820	1.96	to	11.52	210,946,251	1.51	1.25	to	2.50	18.02	to	16.99
TA JPMorgan Core Bond Service Class
12/31/2021	2,185,380	1.62	to	10.46	3,425,678	2.36	1.25	to	2.50	(2.49)	to	(3.67)
12/31/2020	2,190,689	1.66	to	10.85	3,545,387	3.10	1.25	to	2.50	5.84	to	4.55
12/31/2019	2,137,653	1.57	to	10.38	3,288,015	2.25	1.25	to	2.50	6.92	to	5.61
12/31/2018	2,174,941	1.47	to	9.83	3,131,097	2.74	1.25	to	2.50	(1.33)	to	(2.54)
12/31/2017	2,730,015	1.49	to	10.09	3,986,885	2.50	1.25	to	2.50	2.15	to	1.25
TA JPMorgan Enhanced Index Service Class
12/31/2021	1,044,551	4.49	to	20.06	4,621,081	0.58	1.25	to	2.50	28.19	to	26.62
12/31/2020	1,246,517	3.50	to	15.85	4,303,977	1.23	1.25	to	2.50	18.38	to	16.94
12/31/2019	1,380,590	2.96	to	13.55	4,026,350	0.90	1.25	to	2.50	29.08	to	27.50
12/31/2018	1,641,034	2.29	to	10.63	3,710,594	0.86	1.25	to	2.50	(7.41)	to	(8.55)
12/31/2017	1,846,154	2.47	to	11.62	4,508,838	0.39	1.25	to	2.50	19.33	to	18.28
TA JPMorgan International Moderate Growth Service Class
12/31/2021	6,429,235	1.53	to	13.76	9,664,110	1.29	1.25	to	2.50	7.67	to	6.35
12/31/2020	7,380,804	1.42	to	12.94	10,317,666	2.50	1.25	to	2.50	13.13	to	11.75
12/31/2019	8,712,628	1.25	to	11.58	10,778,859	2.05	1.25	to	2.50	16.16	to	14.74
12/31/2018	10,463,264	1.08	to	10.09	11,149,334	2.11	1.25	to	2.50	(13.00)	to	(14.07)
12/31/2017	12,444,839	1.24	to	11.74	15,249,369	1.57	1.25	to	2.50	19.98	to	18.92
TA JPMorgan Tactical Allocation Service Class
12/31/2021	2,333,798	1.60	to	12.13	3,646,470	1.49	1.25	to	2.50	3.34	to	2.08
12/31/2020	2,455,965	1.55	to	11.88	3,719,444	2.05	1.25	to	2.50	10.72	to	9.37
12/31/2019	2,536,179	1.40	to	10.86	3,472,379	2.05	1.25	to	2.50	10.53	to	9.18
12/31/2018	2,845,196	1.26	to	9.95	3,526,385	1.84	1.25	to	2.50	(4.39)	to	(5.56)
12/31/2017	3,238,171	1.32	to	10.53	4,201,262	1.55	1.25	to	2.50	7.17	to	6.23

35

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Managed Risk - Balanced ETF Service Class
12/31/2021	418,838	$1.68	to	$12.50	$ 687,063	1.09%	1.25%	to	2.50%	8.00%	to	6.69%
12/31/2020	548,353	1.55	to	11.72	836,609	2.14	1.25	to	2.50	2.90	to	1.65
12/31/2019	668,948	1.51	to	11.53	991,879	2.12	1.25	to	2.50	14.22	to	12.83
12/31/2018	593,078	1.32	to	10.22	769,810	1.50	1.25	to	2.50	(5.73)	to	(6.89)
12/31/2017	908,375	1.40	to	10.97	1,254,124	1.79	1.25	to	2.50	12.04	to	11.06
TA Managed Risk - Conservative ETF Service Class
12/31/2021	99,160	1.57	to	11.38	152,760	1.30	1.25	to	2.50	1.49	to	0.25
12/31/2020	279,292	1.54	to	11.35	422,800	1.53	1.25	to	2.50	3.62	to	2.35
12/31/2019	629,625	1.49	to	11.09	928,085	1.95	1.25	to	2.50	10.81	to	9.45
12/31/2018	868,198	1.34	to	10.13	1,157,461	1.80	1.25	to	2.50	(4.79)	to	(5.96)
12/31/2017	755,741	1.41	to	10.77	1,058,076	1.61	1.25	to	2.50	9.66	to	8.70
TA Managed Risk - Growth ETF Service Class
12/31/2021	1,004,031	1.84	to	13.62	1,810,294	0.89	1.25	to	2.50	12.64	to	11.26
12/31/2020	1,398,477	1.63	to	12.24	2,249,066	2.08	1.25	to	2.50	2.93	to	1.67
12/31/2019	1,691,822	1.59	to	12.04	2,645,897	1.67	1.25	to	2.50	17.94	to	16.50
12/31/2018	2,101,732	1.34	to	10.33	2,793,506	1.56	1.25	to	2.50	(8.31)	to	(9.44)
12/31/2017	2,307,910	1.47	to	11.41	3,349,066	1.59	1.25	to	2.50	17.01	to	15.99
TA Market Participation Strategy Service Class
12/31/2021	258,618	1.94	to	15.49	493,832	0.52	1.25	to	2.50	13.04	to	11.66
12/31/2020	176,857	1.72	to	13.88	300,390	1.29	1.25	to	2.50	18.84	to	17.39
12/31/2019	119,550	1.44	to	11.82	171,738	0.92	1.25	to	2.50	17.12	to	15.69
12/31/2018	126,603	1.23	to	10.22	155,460	0.33	1.25	to	2.50	(3.94)	to	(5.11)
12/31/2017	100,859	1.28	to	10.77	128,955	0.17	1.25	to	2.50	9.43	to	8.47
TA Morgan Stanley Capital Growth Service Class
12/31/2021	1,788,336	7.95	to	34.79	13,857,163	-	1.25	to	2.50	(2.05)	to	(3.25)
12/31/2020	2,072,931	8.12	to	35.96	16,424,503	-	1.25	to	2.50	114.61	to	112.00
12/31/2019	2,649,620	3.78	to	16.96	9,798,663	-	1.25	to	2.50	21.95	to	20.46
12/31/2018	1,442,446	3.10	to	14.08	4,375,580	-	1.25	to	2.50	5.11	to	3.82
12/31/2017	1,690,376	2.95	to	13.56	4,897,364	-	1.25	to	2.50	41.50	to	40.26
TA Multi-Managed Balanced Service Class
12/31/2021	6,361,577	3.58	to	15.72	22,268,595	0.96	1.25	to	2.50	15.35	to	13.94
12/31/2020	7,255,083	3.10	to	13.80	22,051,094	1.37	1.25	to	2.50	14.18	to	12.78
12/31/2019	7,081,225	2.72	to	12.23	18,865,680	1.39	1.25	to	2.50	20.00	to	18.53
12/31/2018	8,447,369	2.27	to	10.32	18,787,030	1.18	1.25	to	2.50	(5.10)	to	(6.26)
12/31/2017	9,950,969	2.39	to	11.01	23,341,818	0.75	1.25	to	2.50	12.42	to	11.43
TA PIMCO Tactical - Balanced Service Class
12/31/2021	243,541	1.48	to	12.70	351,548	-	1.25	to	2.50	5.08	to	3.80
12/31/2020	247,568	1.41	to	12.24	340,683	3.91	1.25	to	2.50	7.51	to	6.20
12/31/2019	252,678	1.31	to	11.52	326,386	0.15	1.25	to	2.50	18.20	to	16.76
12/31/2018	313,881	1.11	to	9.87	343,737	3.03	1.25	to	2.50	(8.09)	to	(9.22)
12/31/2017	441,674	1.21	to	10.87	527,714	0.31	1.25	to	2.50	10.66	to	9.69
TA PIMCO Tactical - Conservative Service Class
12/31/2021	237,790	1.38	to	12.39	321,626	0.92	1.25	to	2.50	2.92	to	1.67
12/31/2020	368,826	1.34	to	12.18	486,694	1.58	1.25	to	2.50	8.54	to	7.21
12/31/2019	467,517	1.24	to	11.37	567,748	0.09	1.25	to	2.50	16.11	to	14.70
12/31/2018	453,176	1.06	to	9.91	477,397	3.15	1.25	to	2.50	(6.32)	to	(7.47)
12/31/2017	343,031	1.14	to	10.71	385,456	0.98	1.25	to	2.50	9.04	to	8.08
TA PIMCO Tactical - Growth Service Class
12/31/2021	282,904	1.50	to	13.45	415,245	-	1.25	to	2.50	7.86	to	6.55
12/31/2020	376,662	1.39	to	12.63	512,934	3.27	1.25	to	2.50	7.74	to	6.43
12/31/2019	190,294	1.29	to	11.86	242,836	-	1.25	to	2.50	20.05	to	18.59
12/31/2018	240,709	1.08	to	10.00	255,722	2.97	1.25	to	2.50	(8.83)	to	(9.95)
12/31/2017	263,553	1.18	to	11.11	307,291	0.42	1.25	to	2.50	13.41	to	12.42

36

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA PIMCO Total Return Service Class
12/31/2021	4,209,089	$1.62	to	$10.54	$6,671,755	1.25%	1.25%	to	2.50%	(2.29	) %	to	(3.48	) %
12/31/2020	4,808,736	1.65	to	10.92	7,802,460	3.94	1.25	to	2.50	6.08		to	4.79
12/31/2019	5,625,560	1.56	to	10.42	8,642,888	2.25	1.25	to	2.50	6.88		to	5.58
12/31/2018	5,752,966	1.46	to	9.87	8,276,461	2.33	1.25	to	2.50	(2.25)		to	(3.45)
12/31/2017	7,194,695	1.49	to	10.22	10,587,588	-	1.25	to	2.50	3.36		to	2.45
TA Small/Mid Cap Value Service Class
12/31/2021	2,941,303	5.29	to	14.63	15,182,567	0.49	1.25	to	2.50	26.24		to	24.70
12/31/2020	3,369,635	4.19	to	11.73	13,812,896	0.98	1.25	to	2.50	2.46		to	1.21
12/31/2019	3,772,360	4.09	to	11.59	15,105,626	0.74	1.25	to	2.50	23.40		to	21.89
12/31/2018	4,082,887	3.31	to	9.51	13,262,561	0.66	1.25	to	2.50	(12.73)		to	(13.81)
12/31/2017	5,157,230	3.79	to	11.03	19,221,567	0.95	1.25	to	2.50	13.84		to	12.84
TA T. Rowe Price Small Cap Service Class
12/31/2021	778,077	5.19	to	17.75	3,939,408	-	1.25	to	2.50	9.71		to	8.37
12/31/2020	971,311	4.73	to	16.38	4,498,025	-	1.25	to	2.50	21.78		to	20.30
12/31/2019	1,128,987	3.89	to	13.62	4,287,933	-	1.25	to	2.50	30.76		to	29.16
12/31/2018	1,181,914	2.97	to	10.54	3,438,614	-	1.25	to	2.50	(8.43)		to	(9.56)
12/31/2017	1,528,231	3.25	to	11.66	4,872,868	-	1.25	to	2.50	20.52		to	19.46
TA WMC US Growth Service Class
12/31/2021	4,062,431	5.63	to	25.77	22,175,158	-	1.25	to	2.50	18.89		to	17.44
12/31/2020	4,518,623	4.74	to	21.94	20,786,549	-	1.25	to	2.50	35.25		to	33.60
12/31/2019	5,236,235	3.50	to	16.43	17,860,072	-	1.25	to	2.50	37.95		to	36.27
12/31/2018	5,656,004	2.54	to	12.05	14,010,017	0.27	1.25	to	2.50	(1.27)		to	(2.49)
12/31/2017	6,508,436	2.57	to	12.36	16,355,511	0.21	1.25	to	2.50	27.28		to	26.16

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

37

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
Franklin Allocation Class 4 Shares	0.15%

7. Income Taxes

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable life contracts.

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.